                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: September 30
                        --------------------------

Date of reporting period:   March 31, 2012
                         -------------------------

Item 1. Reports to Stockholders

                                    [GRAPHIC]




                                                        SEMI-ANNUAL REPORT 2012

SUNAMERICA
Equity Funds

        MARCH 31, 2012                                        SEMI-ANNUAL REPORT

SUNAMERICA EQUITY FUNDS

SUNAMERICA INTERNATIONAL EQUITY FUND (SIEAX)

SUNAMERICA VALUE FUND (SSVAX)

SUNAMERICA JAPAN FUND (SAESX)

                        TABLE OF CONTENTS


        SHAREHOLDER LETTER..........................................  2
        EXPENSE EXAMPLE.............................................  4
        STATEMENT OF ASSETS AND LIABILITIES.........................  6
        STATEMENT OF OPERATIONS.....................................  8
        STATEMENT OF CHANGES IN NET ASSETS..........................  9
        FINANCIAL HIGHLIGHTS........................................ 10
        PORTFOLIO OF INVESTMENTS.................................... 13
        NOTES TO FINANCIAL STATEMENTS............................... 22
        APPROVAL OF SUBADVISORY AGREEMENT........................... 34

        SHAREHOLDER LETTER -- (UNAUDITED)

Dear Shareholders,

We are pleased to present this semi-annual update for the SunAmerica Equity Funds for the six months ended March 31, 2012. It was a period wherein equity performance overall reflected optimistic sentiment regarding the global economy and a reduction in investors' aversion to risk.

U.S. and international equities overall rallied broadly, albeit not steadily, during the semi-annual period on reduced fears of a contagion effect from the European sovereign debt crisis and on better than anticipated U.S. economic data. In the U.S., solid manufacturing activity, robust job growth and a hint of better news for the housing market buoyed the equity markets. Statements by the Federal Reserve Board that it had reduced its outlook for near-term economic growth were offset by its commitment to low interest rates until late 2014. News that U.S. Gross Domestic Product advanced 1.8% in the third quarter of 2011 and was revised up from 2.8% to 3% for the fourth quarter of 2011 further supported the equity markets. Both the U.S. and international equity markets also rallied strongly at the end of the semi-annual period after European authorities set the overall ceiling for the rescue of the region's indebted nations at $1.1 trillion. Additionally, investors responded favorably to Spain's proposed budget that cuts spending and raises taxes to try to bring its deficit under control.

That said, macroeconomic challenges, both domestic and international, persisted. Among these challenges in the U.S. were the Standard & Poor's ratings downgrade on several large banks and Washington D.C.'s inability to reach a plan for deficit reduction. In Europe, credit conditions tightened for banks, yields on Italian and Spanish government debt hovered near unsustainable levels, and there were widespread downgrades of sovereign debt by Standard & Poor's. Japanese equities generally lagged the broader international equity markets during the fourth quarter of 2011 despite the announcement that its economy grew at an annualized pace of 6% during the third calendar quarter. However, Japanese equities then rose during the first quarter of 2012 as the yen weakened significantly following the Bank of Japan's surprise monetary policy easing, which was to be accomplished through increased asset purchases.

Against this backdrop, U.S. equities, as measured by the S&P 500(R) Index/*/, gained 25.89% for the six months ended March 31, 2012. The fourth quarter of 2011 advance of 11.82% was the S&P 500's best quarterly gain since the third quarter of 2009 and the best fourth quarter since 1999. The first quarter of 2012 surge of 12.59% was the S&P 500's strongest first quarter gain since 1998. International equities, as measured by the MSCI All Country (AC) World ex-U.S. Index/*/, lagged the U.S. equity market but still produced strong gains, advancing 15.55% for the six month period ended March 31, 2012. Within the equity markets broadly, the more economically-sensitive, cyclical sectors led the rally. Conversely, the more traditionally defensive sectors were weaker.

Amid these generally supportive conditions, each of the portfolios in the SunAmerica Equity Funds generated positive gains during the semi-annual period. The six-month period ended March 31, 2012 was a meaningful one for the SunAmerica Equity Funds in other ways as well. For example, effective January 27, 2012, the name of the SunAmerica International Small-Cap Fund was changed to the SunAmerica Japan Fund and certain corresponding changes were made to the Fund's principal investment strategy and techniques. The principal investment strategy of the SunAmerica Japan Fund is country-specific investing, and its principal investment technique is active securities trading of Japanese issuers and other investments that are tied economically to Japan. Wellington Management Company LLP serves as the subadviser to the SunAmerica Japan Fund.

In addition, on March 7, 2012, the Board of Trustees of the SunAmerica Equity Funds approved a change in the SunAmerica International Equity Fund's name to the SunAmerica International Dividend Strategy Fund along with certain changes to the Fund's investment goal, principal investment strategy and principal investment techniques. It is currently expected that these changes will become effective on or about the end of June 2012. Once these changes become effective, an updated prospectus reflecting these changes will be mailed to shareholders of the Fund.

On the following pages, you will find detailed financial statements and portfolio information for each of the SunAmerica Equity Funds.

We thank you for being a part of the SunAmerica Equity Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial adviser or get in touch with us directly at 800-858-8850 or www.safunds.com.

Sincerely,

THE SUNAMERICA EQUITY FUNDS INVESTMENT PROFESSIONALS

 Steve Neimeth            Jun Oh                     Robin Thorn
 Sarah Kallok             Ben Barrett                Graeme Bencke
 Mike Beaulieu            Karen Forte                Hiroyuki Saito
 Kara Murphy              Chris Kagaoan              Jay Merchant
 Jennifer Coombs

--------
Past performance is no guarantee of future results.

* The S&P 500 INDEX is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of U.S. common stock prices. The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY (AC) WORLD EX-U.S. INDEX is a free float-adjusted market capitalization-weighted index designed to measure the equity market performance of 44 global developed and emerging markets, excluding the U.S. Indices are not managed and an investor cannot invest directly in an index.

        SUNAMERICA EQUITY FUNDS
        EXPENSE EXAMPLE -- MARCH 31, 2012 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a fund (each, a "Fund" and collectively, the "Funds") in the SunAmerica Equity Funds (the "Trust"), you may incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A shares of SunAmerica International Equity Fund and SunAmerica Japan Fund only) and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2011 and held until March 31, 2012.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2012" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class Z, the "Expenses Paid During the Six Months Ended March 31, 2012" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2012" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2012" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the Six Months Ended March 31, 2012" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2012" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2012" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A shares of SunAmerica International Equity Fund and SunAmerica Japan Fund only); small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA EQUITY FUNDS
        EXPENSE EXAMPLE -- MARCH 31, 2012 -- (UNAUDITED) (CONTINUED)

                                            ACTUAL                                 HYPOTHETICAL
                           ----------------------------------------- -----------------------------------------
                                                                                   ENDING ACCOUNT
                                         ENDING ACCOUNT EXPENSE PAID                VALUE USING   EXPENSE PAID
                                          VALUE USING    DURING THE                A HYPOTHETICAL  DURING THE   EXPENSE
                             BEGINNING       ACTUAL      SIX MONTHS    BEGINNING     5% ASSUMED    SIX MONTHS    RATIO
                           ACCOUNT VALUE   RETURN AT       ENDED     ACCOUNT VALUE   RETURN AT       ENDED       AS OF
                           AT OCTOBER 1,   MARCH 31,     MARCH 31,   AT OCTOBER 1,   MARCH 31,     MARCH 31,   MARCH 31,
FUND                           2011           2012          2012         2011           2012          2012       2012*
----                       ------------- -------------- ------------ ------------- -------------- ------------ ---------
INTERNATIONAL EQUITY FUND
  Class A#................   $1,000.00     $1,150.59       $10.22      $1,000.00     $1,015.50       $ 9.57      1.90%
  Class B#................   $1,000.00     $1,146.44       $13.68      $1,000.00     $1,012.25       $12.83      2.55%
  Class C# ...............   $1,000.00     $1,146.59       $13.68      $1,000.00     $1,012.25       $12.83      2.55%
  Class I#................   $1,000.00     $1,151.18       $ 9.68      $1,000.00     $1,016.00       $ 9.07      1.80%
VALUE FUND@
  Class A.................   $1,000.00     $1,268.76       $ 8.79      $1,000.00     $1,017.25       $ 7.82      1.55%
  Class B#................   $1,000.00     $1,265.06       $12.91      $1,000.00     $1,013.60       $11.48      2.28%
  Class C ................   $1,000.00     $1,265.33       $12.80      $1,000.00     $1,013.70       $11.38      2.26%
  Class Z.................   $1,000.00     $1,273.36       $ 5.23      $1,000.00     $1,020.40       $ 4.65      0.92%
JAPAN FUND+
  Class A#................   $1,000.00     $1,102.38       $ 9.99      $1,000.00     $1,015.50       $ 9.57      1.90%
  Class B#................   $1,000.00     $1,099.71       $13.39      $1,000.00     $1,012.25       $12.83      2.55%
  Class C# ...............   $1,000.00     $1,101.17       $13.39      $1,000.00     $1,012.25       $12.83      2.55%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 366 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (International Equity Fund and Japan Fund only), small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial advisor for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2012" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2012" and "Expense Ratios" would have been lower.
+  See Note 1
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced.
   Had the expense reductions been applied, the Expense Example would have been as follows:

                              ACTUAL                                 HYPOTHETICAL
             ----------------------------------------- -----------------------------------------
                                                                     ENDING ACCOUNT
                           ENDING ACCOUNT EXPENSE PAID                VALUE USING   EXPENSE PAID
                            VALUE USING    DURING THE                A HYPOTHETICAL  DURING THE   EXPENSE
               BEGINNING       ACTUAL      SIX MONTHS    BEGINNING     5% ASSUMED    SIX MONTHS    RATIO
             ACCOUNT VALUE   RETURN AT       ENDED     ACCOUNT VALUE   RETURN AT       ENDED       AS OF
             AT OCTOBER 1,   MARCH 31,     MARCH 31,   AT OCTOBER 1,   MARCH 31,     MARCH 31,   MARCH 31,
FUND             2011           2012          2012         2011           2012          2012       2012*
----         ------------- -------------- ------------ ------------- -------------- ------------ ---------
VALUE FUND
  Class A...   $1,000.00     $1,268.76       $ 8.73      $1,000.00     $1,017.30       $ 7.77      1.54%
  Class B#..   $1,000.00     $1,265.06       $12.85      $1,000.00     $1,013.65       $11.43      2.27%
  Class C ..   $1,000.00     $1,265.33       $12.74      $1,000.00     $1,013.75       $11.33      2.25%
  Class Z...   $1,000.00     $1,273.36       $ 5.17      $1,000.00     $1,020.45       $ 4.60      0.91%

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2012 -- (UNAUDITED)

                                                                          INTERNATIONAL
                                                                             EQUITY         VALUE        JAPAN
                                                                              FUND          FUND         FUND+
                                                                          ------------- ------------  -----------
ASSETS:
Investments at value (unaffiliated)*..................................... $ 70,984,055  $121,332,660  $25,669,453
Repurchase agreements (cost approximates value)..........................      388,000     5,754,000           --
                                                                          ------------  ------------  -----------
 Total investments.......................................................   71,372,055   127,086,660   25,669,453
                                                                          ------------  ------------  -----------
Cash.....................................................................          991        10,957       41,026
Foreign cash*............................................................      544,867            --      160,622
Receivable for:
 Fund shares sold........................................................        4,060        14,966           --
 Dividends and interest..................................................      461,659       162,908      267,265
 Investments sold........................................................      161,786     2,806,698      694,787
Prepaid expenses and other assets........................................          615        11,136          223
Due from investment adviser for expense reimbursements/fee waivers.......           --            --       26,974
                                                                          ------------  ------------  -----------
Total assets.............................................................   72,546,033   130,093,325   26,860,350
                                                                          ------------  ------------  -----------
LIABILITIES:
Payable for:
 Fund shares redeemed....................................................      126,467       129,411       30,659
 Investments purchased...................................................           --            --      545,186
 Investment advisory and management fees.................................       62,139        82,324       25,775
 Distribution and service maintenance fees...............................       31,703        51,013        8,356
 Transfer agent fees and expenses........................................       24,726        44,886        6,601
 Trustees' fees and expenses.............................................        3,897         5,918          557
 Other accrued expenses..................................................      108,184        54,568       41,210
 Accrued foreign tax on capital gains....................................       67,613            --           --
Due to investment adviser from expense recoupment........................        9,630           911           --
                                                                          ------------  ------------  -----------
Total liabilities........................................................      434,359       369,031      658,344
                                                                          ------------  ------------  -----------
Net assets............................................................... $ 72,111,674  $129,724,294  $26,202,006
                                                                          ============  ============  ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value........................... $     63,176  $     99,882  $    37,614
Paid-in capital..........................................................  168,648,914   202,769,997   25,009,310
                                                                          ------------  ------------  -----------
                                                                           168,712,090   202,869,879   25,046,924
Accumulated undistributed net investment income (loss)...................     (987,133)      276,647     (171,581)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign
 exchange transactions...................................................  (97,187,869)  (83,848,395)     643,141
Unrealized appreciation (depreciation) on investments....................    1,618,644    10,426,163      679,324
Unrealized foreign exchange gain (loss) on other assets and liabilities..       23,555            --        4,198
Accrued capital gains tax on unrealized appreciation (depreciation)......      (67,613)           --           --
                                                                          ------------  ------------  -----------
Net assets............................................................... $ 72,111,674  $129,724,294  $26,202,006
                                                                          ============  ============  ===========
*Cost
 Investments (unaffiliated).............................................. $ 69,365,411  $110,906,497  $24,990,129
                                                                          ============  ============  ===========
 Foreign cash............................................................ $    543,602  $         --  $   159,416
                                                                          ============  ============  ===========

--------
+  See Note 1

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2012 -- (UNAUDITED) (CONTINUED)

                                                                            INTERNATIONAL
                                                                               EQUITY        VALUE        JAPAN
                                                                                FUND         FUND         FUND+
                                                                            ------------- ------------ -----------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets.................................................................  $52,858,740  $107,006,230 $25,323,924
Shares of beneficial interest issued and outstanding.......................    4,533,743     8,141,023   3,631,625
Net asset value and redemption price per share.............................  $     11.66  $      13.14 $      6.97
Maximum sales charge (5.75% of offering price).............................         0.71          0.80        0.43
                                                                             -----------  ------------ -----------
Maximum offering price to public...........................................  $     12.37  $      13.94 $      7.40
                                                                             ===========  ============ ===========
CLASS B (UNLIMITED SHARES AUTHORIZED):
Net assets.................................................................  $ 4,851,337  $  6,260,803 $   269,108
Shares of beneficial interest issued and outstanding.......................      452,021       508,791      39,755
Net asset value, offering and redemption price per share (excluding any
 applicable contingent deferred sales charge)..............................  $     10.73  $      12.31 $      6.77
                                                                             ===========  ============ ===========
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets.................................................................  $12,945,214  $ 16,321,821 $   608,974
Shares of beneficial interest issued and outstanding.......................    1,207,903     1,328,543      90,013
Net asset value, offering and redemption price per share (excluding any
 applicable contingent deferred sales charge)..............................  $     10.72  $      12.29 $      6.77
                                                                             ===========  ============ ===========
CLASS I (UNLIMITED SHARES AUTHORIZED):
Net assets.................................................................  $ 1,456,383  $         -- $        --
Shares of beneficial interest issued and outstanding.......................      123,954            --          --
Net asset value, offering and redemption price per share...................  $     11.75  $         -- $        --
                                                                             ===========  ============ ===========
CLASS Z (UNLIMITED SHARES AUTHORIZED):
Net assets.................................................................  $        --  $    135,440 $        --
Shares of beneficial interest issued and outstanding.......................           --         9,803          --
Net asset value, offering and redemption price per share...................  $        --  $      13.82 $        --
                                                                             ===========  ============ ===========

--------
+  See Note 1

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 2012 -- (UNAUDITED)

                                                                         INTERNATIONAL
                                                                            EQUITY        VALUE        JAPAN
                                                                             FUND         FUND         FUND+
                                                                         ------------- -----------  ----------
INVESTMENT INCOME:
 Dividends (unaffiliated)...............................................  $   627,277  $ 1,442,343  $  354,890
 Interest (unaffiliated)................................................          514          205          43
                                                                          -----------  -----------  ----------
   Total investment income*.............................................      627,791    1,442,548     354,933
                                                                          -----------  -----------  ----------
EXPENSES:
 Investment advisory and management fees................................      364,566      425,037     161,123
 Distribution and service maintenance fees:
   Class A..............................................................       92,868      158,158      47,054
   Class B..............................................................       25,498       34,188       1,565
   Class C..............................................................       66,175       79,863       4,101
 Service Fees Class I...................................................        1,889           --          --
 Transfer agent fees and expenses:
   Class A..............................................................       72,373      115,807      31,201
   Class B..............................................................        8,822       11,192       1,169
   Class C..............................................................       18,857       21,265       1,749
   Class I..............................................................        1,717           --          --
 Registration fees:
   Class A..............................................................       12,054       12,961       6,986
   Class B..............................................................        7,433        6,933       5,828
   Class C..............................................................        6,906        6,437       5,828
   Class I..............................................................           78           --          --
 Custodian and accounting fees..........................................       50,845       26,335      49,888
 Reports to shareholders................................................       19,298       22,957       2,497
 Audit and tax fees.....................................................       25,034       20,503      25,903
 Legal fees.............................................................        3,117        3,677      11,500
 Trustees' fees and expenses............................................        4,326        6,753       1,388
 Interest expense.......................................................            5        1,474         112
 Other expenses.........................................................       12,306       10,375      12,695
                                                                          -----------  -----------  ----------
   Total expenses before fee waivers, expense reimbursements, expense
    recoupments, custody credits and fees paid indirectly...............      794,167      963,915     370,587
   Net (Fees waived and expenses reimbursed)/recouped by investment
    adviser (Note 3)....................................................      (42,641)      (5,707)   (100,701)
   Custody credits earned on cash balances..............................          (17)          (4)         --
   Fees paid indirectly (Note 4)........................................           --       (3,253)         --
                                                                          -----------  -----------  ----------
   Net expenses.........................................................      751,509      954,951     269,886
                                                                          -----------  -----------  ----------
Net investment income (loss)............................................     (123,718)     487,597      85,047
                                                                          -----------  -----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**................   (2,744,261)   1,912,886     633,575
Net realized foreign exchange gain (loss) on other assets and
 liabilities............................................................      (57,808)          --     112,615
                                                                          -----------  -----------  ----------
Net realized gain (loss) on investments and foreign currencies..........   (2,802,069)   1,912,886     746,190
                                                                          -----------  -----------  ----------
Change in unrealized appreciation (depreciation) on investments
 (unaffiliated).........................................................   13,048,993   25,343,498   2,363,934
Change in unrealized foreign exchange gain (loss) on other assets and
 liabilities............................................................        7,002           --      10,281
Change in accrued capital gains tax on unrealized appreciation
 (depreciation).........................................................      (67,613)          --      10,730
                                                                          -----------  -----------  ----------
Net unrealized gain (loss) on investments and foreign currencies........   12,988,382   25,343,498   2,384,945
                                                                          -----------  -----------  ----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.............................................................   10,186,313   27,256,384   3,131,135
                                                                          -----------  -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........  $10,062,595  $27,743,981  $3,216,182
                                                                          ===========  ===========  ==========
--------
* Net of foreign withholding taxes on interest and dividends of.........  $    39,672  $       645  $   22,646
                                                                          ===========  ===========  ==========
** Net of foreign withholding taxes on capital gains of.................  $       869  $        --  $   15,873
                                                                          ===========  ===========  ==========

+  See Note 1

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF CHANGES IN NET ASSETS


                                                                 INTERNATIONAL EQUITY FUND          VALUE FUND
                                                                 -------------------------  --------------------------
                                                                   FOR THE                     FOR THE
                                                                 SIX MONTHS                  SIX MONTHS
                                                                    ENDED     FOR THE YEAR      ENDED     FOR THE YEAR
                                                                  MARCH 31,       ENDED       MARCH 31,       ENDED
                                                                    2012      SEPTEMBER 30,     2012      SEPTEMBER 30,
                                                                 (UNAUDITED)      2011       (UNAUDITED)      2011
                                                                 -----------  ------------- ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss).................................. $  (123,718) $    546,579  $    487,597  $    856,894
  Net realized gain (loss) on investments and foreign
   currencies...................................................  (2,802,069)   14,263,854     1,912,886    15,983,709
  Net unrealized gain (loss) on investments and foreign
   currencies...................................................  12,988,382   (22,181,040)   25,343,498   (19,723,223)
                                                                 -----------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from operations.  10,062,595    (7,370,607)   27,743,981    (2,882,620)
                                                                 -----------  ------------  ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)...............................    (709,229)       (9,532)     (898,865)     (569,403)
  Net investment income (Class B)...............................     (35,769)           --       (27,012)           --
  Net investment income (Class C)...............................     (92,003)           --       (88,986)           --
  Net investment income (Class I)...............................     (19,571)         (788)           --            --
  Net investment income (Class Z)...............................          --            --        (3,390)     (248,232)
  Net realized gain on securities (Class A).....................          --            --            --            --
  Net realized gain on securities (Class B).....................          --            --            --            --
  Net realized gain on securities (Class C).....................          --            --            --            --
  Net realized gain on securities (Class I).....................          --            --            --            --
  Net realized gain on securities (Class Z).....................          --            --            --            --
                                                                 -----------  ------------  ------------  ------------
Total distributions to shareholders.............................    (856,572)      (10,320)   (1,018,253)     (817,635)
                                                                 -----------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS (NOTE 7)....................................  (7,215,884)  (54,664,911)  (13,393,157)  (58,976,424)
                                                                 -----------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................   1,990,139   (62,045,838)   13,332,571   (62,676,679)

NET ASSETS:
Beginning of period.............................................  70,121,535   132,167,373   116,391,723   179,068,402
                                                                 -----------  ------------  ------------  ------------
End of period*.................................................. $72,111,674  $ 70,121,535  $129,724,294  $116,391,723
                                                                 ===========  ============  ============  ============
--------
* Includes accumulated undistributed net investment income
 (loss)......................................................... $  (987,133) $     (6,843) $    276,647  $    807,303
                                                                 ===========  ============  ============  ============

                                                                        JAPAN FUND+
                                                                 -------------------------
                                                                   FOR THE
                                                                 SIX MONTHS
                                                                    ENDED     FOR THE YEAR
                                                                  MARCH 31,       ENDED
                                                                    2012      SEPTEMBER 30,
                                                                 (UNAUDITED)      2011
                                                                 -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss).................................. $    85,047  $      8,842
  Net realized gain (loss) on investments and foreign
   currencies...................................................     746,190    12,891,580
  Net unrealized gain (loss) on investments and foreign
   currencies...................................................   2,384,945   (16,152,745)
                                                                 -----------  ------------
Net increase (decrease) in net assets resulting from operations.   3,216,182    (3,252,323)
                                                                 -----------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)...............................     (47,904)   (1,290,403)
  Net investment income (Class B)...............................          --       (10,171)
  Net investment income (Class C)...............................          --       (27,548)
  Net investment income (Class I)...............................          --            --
  Net investment income (Class Z)...............................          --            --
  Net realized gain on securities (Class A).....................  (4,495,773)           --
  Net realized gain on securities (Class B).....................     (55,170)           --
  Net realized gain on securities (Class C).....................    (160,446)           --
  Net realized gain on securities (Class I).....................          --            --
  Net realized gain on securities (Class Z).....................          --            --
                                                                 -----------  ------------
Total distributions to shareholders.............................  (4,759,293)   (1,328,122)
                                                                 -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS (NOTE 7)....................................  (4,750,315)  (22,530,336)
                                                                 -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.........................  (6,293,426)  (27,110,781)

NET ASSETS:
Beginning of period.............................................  32,495,432    59,606,213
                                                                 -----------  ------------
End of period*.................................................. $26,202,006  $ 32,495,432
                                                                 ===========  ============
--------
* Includes accumulated undistributed net investment income
 (loss)......................................................... $  (171,581) $   (208,724)
                                                                 ===========  ============

+  See Note 1

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        FINANCIAL HIGHLIGHTS

                                                                      INTERNATIONAL EQUITY FUND
                                                                      -------------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                        DISTRI-                        NET               NET
               ASSET      NET        (BOTH                DIVIDENDS  BUTIONS                       ASSET            ASSETS
               VALUE   INVESTMENT  REALIZED    TOTAL FROM  FROM NET   FROM   DISTRIBUTIONS  TOTAL  VALUE            END OF
             BEGINNING   INCOME       AND      INVESTMENT INVESTMENT CAPITAL  FROM RETURN  DISTRI- END OF   TOTAL   PERIOD
PERIOD ENDED OF PERIOD (LOSS)(1)  UNREALIZED)  OPERATIONS   INCOME    GAINS   OF CAPITAL   BUTIONS PERIOD RETURN(2) (000'S)
------------ --------- ---------- -----------  ---------- ---------- ------- ------------- ------- ------ --------- --------
                                                                               CLASS A
-
09/30/07      $15.84     $ 0.02     $ 3.94       $ 3.96     $   --   $   --     $   --     $   --  $19.80   25.00%  $ 75,408
09/30/08       19.80       0.17      (5.85)       (5.68)        --    (1.68)        --      (1.68)  12.44  (31.34)    46,384
09/30/09       12.44       0.10      (0.71)(5)    (0.61)     (0.22)      --      (0.03)     (0.25)  11.58   (4.28)   122,343
09/30/10       11.58      (0.01)      0.33         0.32      (0.00)      --      (0.06)     (0.06)  11.84    2.79    100,990
09/30/11       11.84       0.08      (1.64)       (1.56)     (0.00)      --         --      (0.00)  10.28  (13.17)    50,177
03/31/12(6)    10.28      (0.01)      1.54         1.53      (0.15)      --         --      (0.15)  11.66   15.06     52,859
                                                                               CLASS B
-
09/30/07      $14.85     $(0.10)    $ 3.69       $ 3.59     $   --   $   --     $   --     $   --  $18.44   24.18%  $ 20,509
09/30/08       18.44       0.04      (5.36)       (5.32)        --    (1.68)        --      (1.68)  11.44  (31.72)     9,279
09/30/09       11.44       0.03      (0.63)(5)    (0.60)     (0.09)      --      (0.03)     (0.12)  10.72   (4.85)    12,960
09/30/10       10.72      (0.09)      0.31         0.22         --       --         --         --   10.94    2.05      8,815
09/30/11       10.94      (0.02)     (1.49)       (1.51)        --       --         --         --    9.43  (13.80)     5,130
03/31/12(6)     9.43      (0.04)      1.41         1.37      (0.07)      --         --      (0.07)  10.73   14.64      4,851
                                                                               CLASS C
-
09/30/07      $14.84     $(0.09)    $ 3.67       $ 3.58     $   --   $   --     $   --     $   --  $18.42   24.12%  $ 26,683
09/30/08       18.42       0.05      (5.37)       (5.32)        --    (1.68)        --      (1.68)  11.42  (31.77)    14,221
09/30/09       11.42       0.03      (0.63)(5)    (0.60)     (0.09)      --      (0.03)     (0.12)  10.70   (4.86)    25,123
09/30/10       10.70      (0.09)      0.32         0.23         --       --         --         --   10.93    2.15     19,763
09/30/11       10.93      (0.02)     (1.49)       (1.51)        --       --         --         --    9.42  (13.82)    13,190
03/31/12(6)     9.42      (0.04)      1.41         1.37      (0.07)      --         --      (0.07)  10.72   14.66     12,945
                                                                               CLASS I
-
09/30/07      $15.96     $ 0.04     $ 3.96       $ 4.00     $   --   $   --     $   --     $   --  $19.96   25.06%  $  7,997
09/30/08       19.96       0.17      (5.89)       (5.72)        --    (1.68)        --      (1.68)  12.56  (31.29)     4,964
09/30/09       12.56       0.09      (0.70)(5)    (0.61)     (0.25)      --      (0.03)     (0.28)  11.67   (4.12)     4,799
09/30/10       11.67      (0.02)      0.35         0.33      (0.01)      --      (0.06)     (0.07)  11.93    2.80      2,600
09/30/11       11.93       0.08      (1.65)       (1.57)     (0.00)      --         --      (0.00)  10.36  (13.13)     1,625
03/31/12(6)    10.36      (0.00)      1.54         1.54      (0.15)      --         --      (0.15)  11.75   15.12      1,456



                  RATIO
                 OF NET
 RATIO OF      INVESTMENT
 EXPENSES     INCOME (LOSS)
TO AVERAGE     TO AVERAGE      PORTFOLIO
NET ASSETS     NET ASSETS      TURNOVER
----------    -------------    ---------


   1.90%(3)        0.13%(3)       132%
   1.90(4)         0.98(4)        199
   1.89(3)(4)      1.14(3)(4)     431
   1.85(4)        (0.11)(4)       295
   1.84            0.63           262
   1.90(3)(7)     (0.18)(3)(7)    105


   2.55%(3)       (0.59)%(3)      132%
   2.55(3)(4)      0.25(3)(4)     199
   2.55(3)(4)      0.36(3)(4)     431
   2.55(3)(4)     (0.86)(3)(4)    295
   2.55(3)        (0.18)(3)       262
   2.55(3)(7)     (0.84)(3)(7)    105


   2.55%(3)       (0.52)%(3)      132%
   2.55(3)(4)      0.31(3)(4)     199
   2.55(3)(4)      0.41(3)(4)     431
   2.55(3)(4)     (0.82)(3)(4)    295
   2.55(3)        (0.14)(3)       262
   2.55(3)(7)     (0.83)(3)(7)    105


   1.80%(3)        0.24%(3)       132%
   1.80(3)(4)      1.01(3)(4)     199
   1.80(3)(4)      0.95(3)(4)     431
   1.80(3)(4)     (0.16)(3)(4)    295
   1.80(3)         0.59(3)        262
   1.80(3)(7)     (0.05)(3)(7)    105

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (recoupments) (based on average net assets) (See Note 3):

                                         09/30/07 09/30/08 09/30/09 09/30/10 09/30/11 03/31/12(6)(7)
                                         -------- -------- -------- -------- -------- --------------
International Equity Class A............  (0.05)%    -- %    0.00%     -- %     -- %       0.08%
International Equity Class B............   0.04     0.06     0.22     0.11     0.07        0.40
International Equity Class C............  (0.00)    0.01     0.08     0.02    (0.00)       0.15
International Equity Class I............   0.04     0.09     0.27     0.01    (0.09)       0.01

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                               09/30/08 09/30/09 09/30/10
                                               -------- -------- --------
      International Equity Class A............   0.00%    0.00%    0.01%
      International Equity Class B............   0.00     0.00     0.00
      International Equity Class C............   0.00     0.00     0.01
      International Equity Class I............   0.00     0.00     0.00

(5)Includes the effect of a merger.
(6)Unaudited
(7)Annualized

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                      VALUE FUND
                                                                      ----------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRI-          NET               NET
               ASSET      NET        (BOTH               DIVIDENDS  BUTIONS         ASSET            ASSETS     RATIO OF
               VALUE   INVESTMENT  REALIZED   TOTAL FROM  FROM NET   FROM    TOTAL  VALUE            END OF     EXPENSES
             BEGINNING   INCOME       AND     INVESTMENT INVESTMENT CAPITAL DISTRI- END OF   TOTAL   PERIOD    TO AVERAGE
PERIOD ENDED OF PERIOD (LOSS)(1)  UNREALIZED) OPERATIONS   INCOME    GAINS  BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(4)
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------- -------------
                                                                       CLASS A
-
09/30/07      $18.75     $ 0.18     $ 2.59      $ 2.77     $(0.16)  $(2.04) $(2.20) $19.32   15.80%  $126,788     1.63%(3)
09/30/08       19.32       0.19      (3.86)      (3.67)     (0.21)   (2.70)  (2.91)  12.74  (21.70)    77,903     1.63(3)
09/30/09       12.74       0.16      (1.88)      (1.72)     (0.23)      --   (0.23)  10.79  (13.24)    52,112     1.63(3)
09/30/10       10.79       0.14       0.30(5)     0.44      (0.07)      --   (0.07)  11.16    4.13    122,673     1.61(3)
09/30/11       11.16       0.08      (0.70)      (0.62)     (0.06)      --   (0.06)  10.48   (5.63)    94,560     1.50(3)
03/31/12(7)    10.48       0.06       2.73        2.79      (0.13)      --   (0.13)  13.14   26.88    107,006     1.55(8)
                                                                       CLASS B
-
09/30/07      $17.82     $ 0.05     $ 2.46      $ 2.51     $(0.05)  $(2.04) $(2.09) $18.24   15.07%  $ 39,355     2.28%(3)
09/30/08       18.24       0.09      (3.62)      (3.53)     (0.10)   (2.70)  (2.80)  11.91  (22.16)    21,304     2.28(3)
09/30/09       11.91       0.10      (1.76)      (1.66)     (0.14)      --   (0.14)  10.11  (13.78)    11,213     2.28(3)
09/30/10       10.11      (0.00)      0.35(5)     0.35      (0.02)      --   (0.02)  10.44    3.43     12,416     2.28(3)
09/30/11       10.44      (0.01)     (0.66)      (0.67)        --       --      --    9.77   (6.42)     6,732     2.28(3)
03/31/12(7)     9.77       0.02       2.56        2.58      (0.04)      --   (0.04)  12.31   26.51      6,261     2.28(3)(8)
                                                                       CLASS C
-
09/30/07      $17.82     $ 0.06     $ 2.45      $ 2.51     $(0.05)  $(2.04) $(2.09) $18.24   15.07%  $ 26,071     2.28%(3)
09/30/08       18.24       0.09      (3.62)      (3.53)     (0.10)   (2.70)  (2.80)  11.91  (22.16)    14,194     2.28(3)
09/30/09       11.91       0.09      (1.76)      (1.67)     (0.14)      --   (0.14)  10.10  (13.86)     9,386     2.28(3)
09/30/10       10.10      (0.00)      0.35(5)     0.35      (0.02)      --   (0.02)  10.43    3.44     21,389     2.28(3)
09/30/11       10.43      (0.01)     (0.65)      (0.66)        --       --      --    9.77   (6.33)    14,941     2.26(3)
03/31/12(7)     9.77       0.02       2.56        2.58      (0.06)      --   (0.06)  12.29   26.53     16,322     2.26(8)
                                                                       CLASS Z
-
09/30/07      $19.43     $ 0.29     $ 2.70      $ 2.99     $(0.22)  $(2.04) $(2.26) $20.16   16.48%  $ 34,644     1.06%(3)
09/30/08       20.16       0.29      (4.05)      (3.76)     (0.28)   (2.70)  (2.98)  13.42  (21.28)    25,827     1.06(3)
09/30/09       13.42       0.22      (1.98)      (1.76)     (0.30)      --   (0.30)  11.36  (12.75)    21,138     1.06(3)
09/30/10       11.36       0.15       0.38(5)     0.53      (0.11)      --   (0.11)  11.78    4.72     22,591     0.98(3)
09/30/11       11.78       0.19      (0.77)      (0.58)     (0.13)      --   (0.13)  11.07   (5.03)       159     0.87(3)
03/31/12(7)    11.07       0.11       2.88        2.99      (0.24)      --   (0.24)  13.82   27.34        135     0.92(8)



    RATIO
   OF NET
 INVESTMENT
INCOME (LOSS)
 TO AVERAGE     PORTFOLIO
NET ASSETS(4)   TURNOVER
-------------   ---------


     0.97%(3)      143%
     1.23(3)       207
     1.68(3)       204
     0.64(3)       157(6)
     0.67(3)       231
     1.00(8)       113


     0.31%(3)      143%
     0.58(3)       207
     1.06(3)       204
    (0.02)(3)      157(6)
    (0.13)(3)      231
     0.27(3)(8)    113


     0.32%(3)      143%
     0.58(3)       207
     1.02(3)       204
    (0.02)(3)      157(6)
    (0.10)(3)      231
     0.28(8)       113


     1.54%(3)      143%
     1.81(3)       207
     2.20(3)       204
     1.26(3)       157(6)
     1.05(3)       231
     1.66(8)       113

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (recoupments) (based on average net assets) (See Note 3):

                                         09/30/07 09/30/08 09/30/09 09/30/10 09/30/11 03/31/12(7)(8)
                                         -------- -------- -------- -------- -------- --------------
Value Class A...........................   0.07%    0.11%    0.21%   (0.10)%  (0.02)%       -- %
Value Class B...........................   0.11     0.14     0.29     0.01    (0.04)       0.17
Value Class C...........................   0.09     0.14     0.28    (0.08)   (0.08)         --
Value Class Z...........................   0.07     0.10     0.13    (0.09)   (0.00)         --

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                         09/30/07 09/30/08 09/30/09 09/30/10 09/30/11 03/31/12(7)(8)
                                         -------- -------- -------- -------- -------- --------------
Value Class A...........................   0.01%    0.03%    0.02%    0.01%    0.01%       0.01%
Value Class B...........................   0.01     0.03     0.02     0.01     0.01        0.01
Value Class C...........................   0.01     0.03     0.02     0.01     0.01        0.01
Value Class Z...........................   0.01     0.03     0.02     0.01     0.00        0.01

(5)Includes the effect of a merger.
(6)Excludes purchases due to a fund merger.
(7)Unaudited
(8)Annualized

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                            JAPAN FUND
                                                                            ----------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRI-                        NET                 NET
               ASSET      NET        (BOTH               DIVIDENDS  BUTIONS                       ASSET              ASSETS
               VALUE   INVESTMENT  REALIZED   TOTAL FROM  FROM NET   FROM   DISTRIBUTIONS  TOTAL  VALUE              END OF
             BEGINNING   INCOME       AND     INVESTMENT INVESTMENT CAPITAL  FROM RETURN  DISTRI- END OF   TOTAL     PERIOD
PERIOD ENDED OF PERIOD (LOSS)(1)  UNREALIZED) OPERATIONS   INCOME    GAINS   OF CAPITAL   BUTIONS PERIOD RETURN(2)   (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------- ------------- ------- ------ ---------   -------
                                                                             CLASS A
09/30/07      $11.05     $(0.04)    $ 2.99      $ 2.95     $   --   $   --     $   --     $   --  $14.00   26.70%    $30,845
09/30/08       14.00      (0.00)     (5.52)      (5.52)        --    (0.13)     (0.01)     (0.14)   8.34  (39.79)     16,830
09/30/09        8.34       0.01      (0.01)       0.00      (0.00)      --         --      (0.00)   8.34    0.02(4)   68,492
09/30/10        8.34      (0.02)      1.07        1.05      (0.29)      --         --      (0.29)   9.10   13.01      58,538
09/30/11        9.10       0.00      (1.11)      (1.11)     (0.26)      --         --      (0.26)   7.73  (12.68)     31,292
03/31/12(5)     7.73       0.02       0.60        0.62      (0.01)   (1.37)        --      (1.38)   6.97   10.24      25,324
                                                                             CLASS B
09/30/07      $11.02     $(0.11)    $ 2.97      $ 2.86     $   --   $   --     $   --     $   --  $13.88   25.95%    $ 1,181
09/30/08       13.88      (0.08)     (5.45)      (5.53)        --    (0.13)     (0.01)     (0.14)   8.21  (40.21)        633
09/30/09        8.21      (0.04)      0.00       (0.04)        --       --         --         --    8.17   (0.49)(4)     313
09/30/10        8.17      (0.07)      1.04        0.97      (0.22)      --         --      (0.22)   8.92   12.16         377
09/30/11        8.92      (0.05)     (1.09)      (1.14)     (0.23)      --         --      (0.23)   7.55  (13.24)        316
03/31/12(5)     7.55      (0.00)      0.59        0.59         --    (1.37)        --      (1.37)   6.77    9.97         269
                                                                             CLASS C
09/30/07      $11.02     $(0.12)    $ 2.98      $ 2.86     $   --   $   --     $   --     $   --  $13.88   25.95%    $ 5,357
09/30/08       13.88      (0.09)     (5.44)      (5.53)        --    (0.13)     (0.01)     (0.14)   8.21  (40.20)      2,199
09/30/09        8.21      (0.04)     (0.01)      (0.05)        --       --         --         --    8.16   (0.61)(4)     724
09/30/10        8.16      (0.07)      1.05        0.98      (0.22)      --         --      (0.22)   8.92   12.30         691
09/30/11        8.92      (0.04)     (1.11)      (1.15)     (0.23)      --         --      (0.23)   7.54  (13.35)        888
03/31/12(5)     7.54      (0.01)      0.61        0.60         --    (1.37)        --      (1.37)   6.77   10.12         609



                  RATIO
                 OF NET
  RATIO OF     INVESTMENT
  EXPENSES    INCOME (LOSS)
 TO AVERAGE    TO AVERAGE   PORTFOLIO
NET ASSETS(3) NET ASSETS(3) TURNOVER
------------- ------------- ---------

    1.90%         (0.30)%       70%
    1.90          (0.04)        93
    1.90           0.19        148
    1.90          (0.24)        77
    1.90           0.04         79
    1.90(6)        0.64(6)     139

    2.55%         (0.89)%       70%
    2.55          (0.68)        93
    2.55          (0.53)       148
    2.55          (0.85)        77
    2.55          (0.55)        79
    2.55(6)       (0.03)(6)    139

    2.55%         (0.94)%       70%
    2.55          (0.78)        93
    2.55          (0.58)       148
    2.55          (0.86)        77
    2.55          (0.48)        79
    2.55(6)       (0.23)(6)    139

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (based on average net assets) (See Note 3):

                                         09/30/07 09/30/08 09/30/09 09/30/10 09/30/11 03/31/12(5)(6)
                                         -------- -------- -------- -------- -------- --------------
Japan Class A...........................   0.45%    0.54%    0.31%    0.18%    0.27%       0.63%
Japan Class B...........................   2.10     1.53     4.07     5.60     3.06        4.82
Japan Class C...........................   0.77     0.77     1.68     2.66     1.19        2.18

(4)The Fund's performance was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions.
(5)Unaudited
(6)Annualized

See Notes to Financial Statements

        SUNAMERICA INTERNATIONAL EQUITY FUND
        PORTFOLIO PROFILE -- MARCH 31, 2012 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Banks-Commercial.......................  9.3%
                 Medical-Drugs..........................  7.5
                 Insurance-Life/Health..................  3.9
                 Electronic Components-Misc.............  3.9
                 Insurance-Reinsurance..................  3.8
                 Oil Companies-Integrated...............  3.7
                 Telecom Services.......................  3.7
                 Soap & Cleaning Preparation............  3.7
                 Diversified Operations.................  3.7
                 Medical Products.......................  3.6
                 Auto-Cars/Light Trucks.................  3.6
                 Retail-Apparel/Shoe....................  2.6
                 Diversified Minerals...................  2.6
                 Chemicals-Diversified..................  2.3
                 Machinery-Construction & Mining........  2.3
                 Engineering/R&D Services...............  2.2
                 Retail-Misc./Diversified...............  2.1
                 Brewery................................  2.1
                 Oil-Field Services.....................  2.0
                 Diversified Banking Institutions.......  2.0
                 Retail-Jewelry.........................  2.0
                 Electronics-Military...................  1.9
                 Insurance-Multi-line...................  1.9
                 Building-Heavy Construction............  1.9
                 Cellular Telecom.......................  1.8
                 Food-Retail............................  1.8
                 Exchange-Traded Funds..................  1.8
                 Oil & Gas Drilling.....................  1.7
                 Building-Residential/Commercial........  1.7
                 Motorcycle/Motor Scooter...............  1.6
                 Computers-Integrated Systems...........  0.9
                 Import/Export..........................  0.9
                 Finance-Leasing Companies..............  0.7
                 Office Automation & Equipment..........  0.7
                 Rubber-Tires...........................  0.7
                 Gas-Distribution.......................  0.6
                 Tobacco................................  0.6
                 Computers-Memory Devices...............  0.6
                 Transport-Marine.......................  0.5
                 Repurchase Agreement...................  0.5
                 Textile-Products.......................  0.5
                 Oil Companies-Exploration & Production.  0.5
                 Chemicals-Other........................  0.4
                 Audio/Video Products...................  0.4
                 Insurance-Property/Casualty............  0.4
                 Steel-Producers........................  0.4
                 Television.............................  0.4
                 Industrial Automated/Robotic...........  0.3
                 Chemicals-Plastics.....................  0.3
                                                         ----
                                                         99.0%
                                                         ====

COUNTRY ALLOCATION*

                             Japan.......... 16.5%
                             United Kingdom. 11.6
                             France.........  7.6
                             Germany........  7.5
                             Switzerland....  7.4
                             South Africa...  4.2
                             Cayman Islands.  3.8
                             Brazil.........  3.8
                             Netherlands....  3.7
                             Norway.........  3.7
                             Canada.........  3.7
                             China..........  3.5
                             South Korea....  3.5
                             Italy..........  2.0
                             Thailand.......  2.0
                             Hong Kong......  2.0
                             Poland.........  1.9
                             Indonesia......  1.9
                             Spain..........  1.8
                             Jersey.........  1.8
                             Taiwan.........  1.6
                             India..........  1.6
                             Mexico.........  1.4
                             United States..  0.5
                                             ----
                                             99.0%
                                             ====

--------
*Calculated as a percentage of net assets

        SUNAMERICA INTERNATIONAL EQUITY FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2012 -- (UNAUDITED)

                                                                   VALUE
                  SECURITY DESCRIPTION                  SHARES    (NOTE 2)
    -----------------------------------------------------------------------
    COMMON STOCK -- 94.6%
    BERMUDA -- 0.0%
      Peace Mark Holdings, Ltd.+(1)(2)................   800,000 $         0
      Peregrine Investments Holdings, Ltd.+(1)(2).....    91,000           0
                                                                 -----------
                                                                           0
                                                                 -----------
    BRAZIL -- 1.7%
      MRV Engenharia e Participacoes SA...............   170,300   1,208,132
                                                                 -----------
    CANADA -- 1.9%
      Suncor Energy, Inc..............................    41,247   1,347,676
                                                                 -----------
    CAYMAN ISLANDS -- 3.8%
      AAC Technologies Holdings, Inc..................   486,000   1,317,395
      Daphne International Holdings, Ltd.............. 1,066,000   1,452,348
                                                                 -----------
                                                                   2,769,743
                                                                 -----------
    CHINA -- 3.5%
      Industrial & Commercial Bank of China........... 1,997,000   1,288,379
      Zoomlion Heavy Industry Science and Technology
       Development Co., Ltd...........................   943,600   1,256,424
                                                                 -----------
                                                                   2,544,803
                                                                 -----------
    FRANCE -- 7.6%
      LVMH Moet Hennessy Louis Vuitton SA.............    15,324   2,633,386
      Safran SA.......................................    38,000   1,396,504
      Sanofi..........................................    18,267   1,418,640
                                                                 -----------
                                                                   5,448,530
                                                                 -----------
    GERMANY -- 7.5%
      Allianz SE......................................    11,300   1,348,385
      Deutsche Bank AG................................    28,800   1,432,906
      Fresenius SE & Co. KGaA.........................    25,467   2,611,594
                                                                 -----------
                                                                   5,392,885
                                                                 -----------
    HONG KONG -- 2.0%
      Emperor Watch & Jewellery, Ltd.................. 8,880,000   1,406,520
                                                                 -----------
    INDIA -- 1.6%
      Hero Motocorp, Ltd..............................    28,064   1,131,291
                                                                 -----------
    INDONESIA -- 1.9%
      Bank Rakyat Indonesia Persero Tbk PT............ 1,752,000   1,331,627
                                                                 -----------
    ITALY -- 2.0%
      Saipem SpA......................................    28,236   1,458,508
                                                                 -----------
    JAPAN -- 16.5%
      Astellas Pharma, Inc............................     9,100     373,807
      Bridgestone Corp................................    20,400     494,411
      Canon, Inc......................................    10,600     500,737
      Chiyoda Corp....................................    22,000     279,352
      Daihatsu Motor Co., Ltd.........................    20,000     366,316
      Dainippon Screen Manufacturing Co., Ltd.........    41,000     369,035
      FANUC Corp......................................     1,400     248,302
      Inpex Corp......................................        52     351,190
      ITOCHU Techno-Solutions Corp....................     8,800     393,911
      Japan Tobacco, Inc..............................        78     439,145
      Komatsu, Ltd....................................    13,900     396,159
      Mazda Motor Corp.+..............................   230,000     402,924
      Mitsui O.S.K. Lines, Ltd........................    90,000     391,446
      Net One Systems Co., Ltd........................    25,800     314,512

                                                                  VALUE
                   SECURITY DESCRIPTION                 SHARES   (NOTE 2)
     ----------------------------------------------------------------------
     JAPAN (CONTINUED)
       Nippon Television Network Corp..................   1,600 $   256,518
       Nissan Motor Co., Ltd...........................  60,100     639,702
       ORIX Corp.......................................   5,440     519,222
       Pioneer Corp.+..................................  54,000     275,970
       Shimamura Co., Ltd..............................   4,000     447,505
       Shizuoka Bank, Ltd..............................  46,000     473,505
       Sumitomo Bakelite Co., Ltd......................  40,000     210,704
       Sumitomo Corp...................................  47,000     679,135
       Sumitomo Metal Industries, Ltd.................. 130,000     262,293
       Sumitomo Mitsui Financial Group, Inc............  20,800     684,287
       TDK Corp........................................   7,000     396,641
       Tokai Carbon Co., Ltd...........................  60,000     319,681
       Tokio Marine Holdings, Inc......................  10,000     274,375
       Tokyo Gas Co., Ltd..............................  97,000     457,050
       Toray Industries, Inc...........................  52,000     385,744
       Ube Industries, Ltd............................. 109,000     296,303
                                                                -----------
                                                                 11,899,882
                                                                -----------
     JERSEY -- 1.8%
       Shire PLC.......................................  40,577   1,311,040
                                                                -----------
     MEXICO -- 1.4%
       Genomma Lab Internacional SAB de CV+............ 530,000     969,376
                                                                -----------
     NETHERLANDS -- 3.7%
       ING Groep NV CVA+............................... 154,363   1,286,094
       Koninklijke DSM NV..............................  24,045   1,391,305
                                                                -----------
                                                                  2,677,399
                                                                -----------
     NORWAY -- 3.7%
       Telenor ASA..................................... 142,773   2,647,496
                                                                -----------
     POLAND -- 1.9%
       Bank Pekao SA...................................  27,900   1,391,118
                                                                -----------
     SOUTH AFRICA -- 4.2%
       Mr. Price Group, Ltd............................ 124,139   1,526,694
       Sanlam, Ltd..................................... 354,627   1,533,897
                                                                -----------
                                                                  3,060,591
                                                                -----------
     SOUTH KOREA -- 3.5%
       Daelim Industrial Co., Ltd......................  12,470   1,348,197
       Hyundai Motor Co................................   5,783   1,189,214
                                                                -----------
                                                                  2,537,411
                                                                -----------
     SPAIN -- 1.8%
       Distribuidora Internacional de Alimentacion SA+. 265,000   1,313,701
                                                                -----------
     SWITZERLAND -- 7.4%
       ABB, Ltd.+......................................  62,428   1,280,787
       Roche Holding AG................................   7,750   1,348,760
       Swiss Re AG+....................................  42,583   2,719,519
                                                                -----------
                                                                  5,349,066
                                                                -----------
     TAIWAN -- 1.6%
       Radiant Opto-Electronics Corp................... 266,000   1,180,640
                                                                -----------
     THAILAND -- 2.0%
       Kasikornbank PCL................................ 284,500   1,420,194
                                                                -----------

        SUNAMERICA INTERNATIONAL EQUITY FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2012 -- (UNAUDITED) (CONTINUED)

                                                             VALUE
                  SECURITY DESCRIPTION             SHARES   (NOTE 2)
         ------------------------------------------------------------
         COMMON STOCK (CONTINUED)
         UNITED KINGDOM -- 11.6%
           Anglo American PLC.....................  31,218 $ 1,166,939
           Ensco PLC ADR..........................  23,200   1,227,976
           Reckitt Benckiser Group PLC............  46,803   2,644,855
           Royal Dutch Shell PLC, Class A.........  37,500   1,312,861
           Vodafone Group PLC..................... 480,608   1,323,758
           Xstrata PLC............................  41,550     709,785
                                                           -----------
                                                             8,386,174
                                                           -----------
         TOTAL COMMON STOCK
            (cost $66,933,462)....................          68,183,803
                                                           -----------
         EXCHANGE-TRADED FUNDS -- 1.8%
         CANADA -- 1.8%
           Horizon S&P/TSX 60 Index ETF+
            (cost $1,259,716)..................... 122,382   1,274,800
                                                           -----------
         PREFERRED STOCK -- 2.1%
         BRAZIL -- 2.1%
           Companhia de Bebidas das Americas ADR
            (cost $1,172,233).....................  36,918   1,525,452
                                                           -----------
         TOTAL LONG-TERM INVESTMENT SECURITIES
            (cost $69,365,411)....................          70,984,055
                                                           -----------

                                                       PRINCIPAL   VALUE
                 SECURITY DESCRIPTION                   AMOUNT    (NOTE 2)
   ------------------------------------------------------------------------
   REPURCHASE AGREEMENT -- 0.5%
     Agreement with State Street Bank and Trust Co.,
      bearing interest at 0.01%, dated 03/30/12, to
      be repurchased 04/02/12 in the amount of
      $388,000 and collateralized by $400,000 of
      Federal Home Loan Mtg. Corp., bearing interest
      at 0.55% due 02/13/15 and having an
      approximate value of $399,500
      (cost $388,000)................................. $388,000  $   388,000
                                                                 -----------
   TOTAL INVESTMENTS --
      (cost $69,753,411)(3)...........................     99.0%  71,372,055
   Other assets less liabilities......................      1.0      739,619
                                                       --------  -----------
   NET ASSETS --                                          100.0% $72,111,674
                                                       ========  ===========

--------
+    Non-income producing security
(1) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2) Illiquid security. At March 31, 2012, the aggregate value of these securities was $0 representing 0% of net assets.
(3)  See Note 6 for cost of investments on a tax basis.
ADR -- AmericanDepository Receipt
CVA -- CertificationVan Aandelen (Dutch Certs.)
ETF -- Exchange-TradedFund
TSX -- TorontoStock Exchange

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2012 (see Note 2):

                                  LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                      QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
-                                 --------------------- ----------------- ---------------------- -----------
ASSETS:
Long-Term Investment Securities:
  Common Stock:
   France........................      $ 5,448,530          $     --               $--           $ 5,448,530
   Germany.......................        5,392,885                --                --             5,392,885
   Japan.........................       11,899,882                --                --            11,899,882
   Switzerland...................        5,349,066                --                --             5,349,066
   United Kingdom................        8,386,174                --                --             8,386,174
   Other Countries*..............       31,707,266                --                 0            31,707,266
  Exchange-Traded Funds..........        1,274,800                --                --             1,274,800
  Preferred Stock................        1,525,452                --                --             1,525,452
Repurchase Agreement.............               --           388,000                --               388,000
                                       -----------          --------               ---           -----------
TOTAL............................      $70,984,055          $388,000               $ 0           $71,372,055
                                       ===========          ========               ===           ===========

--------
* Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                   COMMON STOCK
                -                                  ------------
                Balance as of 9/30/2011...........     $ 0
                Accrued discounts.................      --
                Accrued premiums..................      --
                Realized gain.....................      --
                Realized loss.....................      --
                Change in unrealized appreciation.      --
                Change in unrealized depreciation.      --
                Net purchases.....................      --
                Net sales.........................      --
                Transfers into Level 3............      --
                Transfers out of Level 3..........      --
                                                       ---
                Balance as of 03/31/2012..........     $ 0
                                                       ===

See Notes to Financial Statements

        SUNAMERICA VALUE FUND
        PORTFOLIO PROFILE -- MARCH 31, 2012 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Diversified Banking Institutions.......  8.7%
                 Banks-Super Regional...................  8.0
                 Oil Companies-Integrated...............  7.2
                 Medical-Drugs..........................  6.7
                 Repurchase Agreement...................  4.5
                 Electric-Integrated....................  3.8
                 Oil Companies-Exploration & Production.  3.1
                 Diversified Manufacturing Operations...  3.1
                 Medical-HMO............................  3.0
                 Medical Products.......................  3.0
                 Telephone-Integrated...................  2.9
                 Applications Software..................  2.5
                 Cable/Satellite TV.....................  2.4
                 Finance-Credit Card....................  2.2
                 Multimedia.............................  2.0
                 Auto-Cars/Light Trucks.................  1.9
                 Aerospace/Defense-Equipment............  1.9
                 Instruments-Controls...................  1.9
                 Computers..............................  1.8
                 Retail-Discount........................  1.8
                 Insurance-Property/Casualty............  1.7
                 Transport-Services.....................  1.6
                 Cosmetics & Toiletries.................  1.6
                 Beverages-Non-alcoholic................  1.5
                 Electronic Components-Semiconductors...  1.5
                 Web Portals/ISP........................  1.5
                 Insurance-Multi-line...................  1.4
                 Tobacco................................  1.4
                 Networking Products....................  1.3
                 Gambling (Non-Hotel)...................  1.3
                 Retail-Regional Department Stores......  1.2
                 Retail-Apparel/Shoe....................  1.1
                 Cruise Lines...........................  1.1
                 Enterprise Software/Service............  1.1
                 Chemicals-Diversified..................  1.0
                 Medical-Hospitals......................  1.0
                 Chemicals-Specialty....................  0.9
                 Cellular Telecom.......................  0.9
                 Transport-Rail.........................  0.8
                 Banks-Fiduciary........................  0.7
                 Telecom Equipment-Fiber Optics.........  0.5
                 Metal-Iron.............................  0.5
                                                         ----
                                                         98.0%
                                                         ====

--------
*Calculated as a percentage of net assets

        SUNAMERICA VALUE FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2012 -- (UNAUDITED)



                                                                VALUE
                   SECURITY DESCRIPTION              SHARES    (NOTE 2)
       ------------------------------------------------------------------
       COMMON STOCK -- 93.5%
       AEROSPACE/DEFENSE-EQUIPMENT -- 1.9%
         United Technologies Corp...................  30,000 $  2,488,200
                                                             ------------
       APPLICATIONS SOFTWARE -- 2.5%
         Microsoft Corp............................. 100,000    3,225,000
                                                             ------------
       AUTO-CARS/LIGHT TRUCKS -- 1.9%
         Ford Motor Co.............................. 200,000    2,498,000
                                                             ------------
       BANKS-FIDUCIARY -- 0.7%
         State Street Corp..........................  20,000      910,000
                                                             ------------
       BANKS-SUPER REGIONAL -- 8.0%
         Capital One Financial Corp.................  50,000    2,787,000
         PNC Financial Services Group, Inc..........  30,000    1,934,700
         US Bancorp.................................  70,000    2,217,600
         Wells Fargo & Co........................... 100,000    3,414,000
                                                             ------------
                                                               10,353,300
                                                             ------------
       BEVERAGES-NON-ALCOHOLIC -- 1.5%
         PepsiCo, Inc...............................  30,000    1,990,500
                                                             ------------
       CABLE/SATELLITE TV -- 2.4%
         Comcast Corp., Class A.....................  60,000    1,800,600
         DISH Network Corp., Class A................  40,000    1,317,200
                                                             ------------
                                                                3,117,800
                                                             ------------
       CELLULAR TELECOM -- 0.9%
         Vodafone Group PLC ADR.....................  40,000    1,106,800
                                                             ------------
       CHEMICALS-DIVERSIFIED -- 1.0%
         E.I. du Pont de Nemours & Co...............  25,000    1,322,500
                                                             ------------
       CHEMICALS-SPECIALTY -- 0.9%
         Ashland, Inc...............................  20,000    1,221,200
                                                             ------------
       COMPUTERS -- 1.8%
         Apple, Inc.+...............................   2,000    1,198,940
         Hewlett-Packard Co.........................  50,000    1,191,500
                                                             ------------
                                                                2,390,440
                                                             ------------
       COSMETICS & TOILETRIES -- 1.6%
         Procter & Gamble Co........................  30,000    2,016,300
                                                             ------------
       CRUISE LINES -- 1.1%
         Royal Caribbean Cruises, Ltd...............  50,000    1,471,500
                                                             ------------
       DIVERSIFIED BANKING INSTITUTIONS -- 8.7%
         Bank of America Corp....................... 150,000    1,435,500
         Citigroup, Inc.............................  50,000    1,827,500
         Goldman Sachs Group, Inc...................  20,000    2,487,400
         JPMorgan Chase & Co........................ 100,000    4,598,000
         Morgan Stanley.............................  50,000      982,000
                                                             ------------
                                                               11,330,400
                                                             ------------
       DIVERSIFIED MANUFACTURING OPERATIONS -- 3.1%
         General Electric Co........................ 200,000    4,014,000
                                                             ------------
       ELECTRIC-INTEGRATED -- 3.8%
         Edison International.......................  30,000    1,275,300
         Exelon Corp................................  30,000    1,176,300
         NextEra Energy, Inc........................  20,000    1,221,600
         Public Service Enterprise Group, Inc.......  40,000    1,224,400
                                                             ------------
                                                                4,897,600
                                                             ------------


                                                                 VALUE
                   SECURITY DESCRIPTION               SHARES    (NOTE 2)
      --------------------------------------------------------------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.5%
        Intel Corp...................................  70,000 $  1,967,700
                                                              ------------
      ENTERPRISE SOFTWARE/SERVICE -- 1.1%
        Oracle Corp..................................  50,000    1,458,000
                                                              ------------
      FINANCE-CREDIT CARD -- 2.2%
        American Express Co..........................  20,000    1,157,200
        Discover Financial Services..................  50,000    1,667,000
                                                              ------------
                                                                 2,824,200
                                                              ------------
      GAMBLING (NON-HOTEL) -- 1.3%
        International Game Technology................ 100,000    1,679,000
                                                              ------------
      INSTRUMENTS-CONTROLS -- 1.9%
        Honeywell International, Inc.................  40,000    2,442,000
                                                              ------------
      INSURANCE-MULTI-LINE -- 1.4%
        MetLife, Inc.................................  50,000    1,867,500
                                                              ------------
      INSURANCE-PROPERTY/CASUALTY -- 1.7%
        Chubb Corp...................................  15,000    1,036,650
        Travelers Cos., Inc..........................  20,000    1,184,000
                                                              ------------
                                                                 2,220,650
                                                              ------------
      MEDICAL PRODUCTS -- 3.0%
        Covidien PLC.................................  40,000    2,187,200
        Stryker Corp.................................  30,000    1,664,400
                                                              ------------
                                                                 3,851,600
                                                              ------------
      MEDICAL-DRUGS -- 6.7%
        Johnson & Johnson............................  40,000    2,638,400
        Merck & Co., Inc.............................  70,000    2,688,000
        Pfizer, Inc.................................. 150,000    3,399,000
                                                              ------------
                                                                 8,725,400
                                                              ------------
      MEDICAL-HMO -- 3.0%
        Aetna, Inc...................................  30,000    1,504,800
        UnitedHealth Group, Inc......................  40,000    2,357,600
                                                              ------------
                                                                 3,862,400
                                                              ------------
      MEDICAL-HOSPITALS -- 1.0%
        Universal Health Services, Inc., Class B.....  30,000    1,257,300
                                                              ------------
      METAL-IRON -- 0.5%
        Cliffs Natural Resources, Inc................  10,000      692,600
                                                              ------------
      MULTIMEDIA -- 2.0%
        Time Warner, Inc.............................  30,000    1,132,500
        Viacom, Inc., Class B........................  30,000    1,423,800
                                                              ------------
                                                                 2,556,300
                                                              ------------
      NETWORKING PRODUCTS -- 1.3%
        Cisco Systems, Inc...........................  80,000    1,692,000
                                                              ------------
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.1%
        Devon Energy Corp............................  20,000    1,422,400
        Occidental Petroleum Corp....................  15,000    1,428,450
        Southwestern Energy Co.+.....................  40,000    1,224,000
                                                              ------------
                                                                 4,074,850
                                                              ------------
      OIL COMPANIES-INTEGRATED -- 7.2%
        Chevron Corp.................................  30,000    3,217,200
        ConocoPhillips...............................  30,000    2,280,300

        SUNAMERICA VALUE FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2012 -- (UNAUDITED) (CONTINUED)

                                                              VALUE
                   SECURITY DESCRIPTION             SHARES   (NOTE 2)
         --------------------------------------------------------------
         COMMON STOCK (CONTINUED)
         OIL COMPANIES-INTEGRATED (CONTINUED)
           Exxon Mobil Corp........................ 30,000 $  2,601,900
           Hess Corp............................... 20,000    1,179,000
                                                           ------------
                                                              9,278,400
                                                           ------------
         RETAIL-APPAREL/SHOE -- 1.1%
           Abercrombie & Fitch Co., Class A........ 30,000    1,488,300
                                                           ------------
         RETAIL-DISCOUNT -- 1.8%
           Target Corp............................. 40,000    2,330,800
                                                           ------------
         RETAIL-REGIONAL DEPARTMENT STORES -- 1.2%
           Kohl's Corp............................. 30,000    1,500,900
                                                           ------------
         TELECOM EQUIPMENT-FIBER OPTICS -- 0.5%
           Corning, Inc............................ 50,000      704,000
                                                           ------------
         TELEPHONE-INTEGRATED -- 2.9%
           AT&T, Inc............................... 70,000    2,186,100
           Verizon Communications, Inc............. 40,000    1,529,200
                                                           ------------
                                                              3,715,300
                                                           ------------
         TOBACCO -- 1.4%
           Philip Morris International, Inc........ 20,000    1,772,200
                                                           ------------
         TRANSPORT-RAIL -- 0.8%
           CSX Corp................................ 50,000    1,076,000
                                                           ------------

                                                  SHARES/
                                                 PRINCIPAL     VALUE
                 SECURITY DESCRIPTION             AMOUNT      (NOTE 2)
        ----------------------------------------------------------------
        TRANSPORT-SERVICES -- 1.6%
          United Parcel Service, Inc., Class B.     25,000  $  2,018,000
                                                            ------------
        WEB PORTALS/ISP -- 1.5%
          Google, Inc., Class A+...............      3,000     1,923,720
                                                            ------------
        TOTAL LONG-TERM INVESTMENT SECURITIES
           (cost $110,906,497).................              121,332,660
                                                            ------------
        REPURCHASE AGREEMENT -- 4.5%
          State Street Bank and Trust Co.
           Joint Repurchase Agreement(1)
           (cost $5,754,000)................... $5,754,000     5,754,000
                                                            ------------
        TOTAL INVESTMENTS --
           (cost $116,660,497)(2)..............       98.0%  127,086,660
        Other assets less liabilities..........        2.0     2,637,634
                                                ----------  ------------
        NET ASSETS --                                100.0% $129,724,294
                                                ==========  ============

--------
+    Non-income producing security
(1)  See Note 2 for details of Joint Repurchase Agreement.
(2)  See Note 6 for cost of investments on a tax basis.
ADR -- AmericanDepository Receipt

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2012 (see Note 2):

                                      LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                          QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
-                                     --------------------- ----------------- ---------------------- ------------
ASSETS:
Long-Term Investment Securities:
  Common Stock:
   Banks-Super Regional..............     $ 10,353,300         $       --           $      --        $ 10,353,300
   Diversified Banking Institutions..       11,330,400                 --                  --          11,330,400
   Medical-Drugs.....................        8,725,400                 --                  --           8,725,400
   Oil Companies-Integrated..........        9,278,400                 --                  --           9,278,400
   Other Industries*.................       81,645,160                 --                  --          81,645,160
Repurchase Agreement.................               --          5,754,000                  --           5,754,000
                                          ------------         ----------           ---------        ------------
TOTAL................................     $121,332,660         $5,754,000           $      --        $127,086,660
                                          ============         ==========           =========        ============

--------
* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

        SUNAMERICA JAPAN FUND@
        PORTFOLIO PROFILE -- MARCH 31, 2012 -- (UNAUDITED)


INDUSTRY ALLOCATION*

                 Auto/Truck Parts & Equipment-Original..  7.8%
                 Import/Export..........................  7.5
                 Chemicals-Diversified..................  5.5
                 Diversified Banking Institutions.......  4.7
                 Auto-Cars/Light Trucks.................  4.2
                 E-Commerce/Services....................  3.8
                 Entertainment Software.................  3.6
                 Electric Products-Misc.................  3.3
                 Leisure Products.......................  3.2
                 Cosmetics & Toiletries.................  3.0
                 Oil Companies-Exploration & Production.  2.8
                 Retail-Consumer Electronics............  2.6
                 Television.............................  2.4
                 Photo Equipment & Supplies.............  2.4
                 Insurance-Property/Casualty............  2.1
                 Schools................................  2.0
                 Machinery-Electrical...................  2.0
                 Office Automation & Equipment..........  2.0
                 Insurance-Life/Health..................  2.0
                 Real Estate Operations & Development...  2.0
                 Machinery-General Industrial...........  1.9
                 Oil Refining & Marketing...............  1.7
                 Rubber-Tires...........................  1.6
                 Steel-Producers........................  1.5
                 Transport-Truck........................  1.5
                 Finance-Consumer Loans.................  1.5
                 Internet Financial Services............  1.5
                 Telephone-Integrated...................  1.5
                 Diversified Minerals...................  1.4
                 Web Portals/ISP........................  1.2
                 Commercial Services....................  1.1
                 Retail-Discount........................  1.1
                 Travel Services........................  1.1
                 Building & Construction Products-Misc..  1.0
                 Audio/Video Products...................  1.0
                 Chemicals-Specialty....................  1.0
                 Internet Content-Information/News......  1.0
                 Retail-Misc./Diversified...............  1.0
                 Human Resources........................  1.0
                 Transport-Rail.........................  1.0
                 Electronic Components-Misc.............  1.0
                 Recreational Vehicles..................  0.9
                 Retail-Convenience Store...............  0.8
                 Electric-Integrated....................  0.5
                 Retail-Apparel/Shoe....................  0.3
                                                         ----
                                                         98.0%
                                                         ====

COUNTRY ALLOCATION*

                                Japan..... 98.0%
                                Australia.  0.0
                                Bermuda...  0.0
                                           ----
                                           98.0%
                                           ====

--------
@See Note 1
*Calculated as a percentage of net assets

        SUNAMERICA JAPAN FUND@
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2012 -- (UNAUDITED)



                                                                VALUE
                   SECURITY DESCRIPTION               SHARES   (NOTE 2)
      -------------------------------------------------------------------
      COMMON STOCK -- 98.0%
      AUDIO/VIDEO PRODUCTS -- 1.0%
        Alpine Electronics, Inc......................  19,900 $   268,555
                                                              -----------
      AUTO-CARS/LIGHT TRUCKS -- 4.2%
        Mazda Motor Corp.+........................... 190,000     332,850
        Nissan Motor Co., Ltd........................  71,700     763,171
                                                              -----------
                                                                1,096,021
                                                              -----------
      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 7.8%
        Exedy Corp...................................  16,900     481,661
        NOK Corp.....................................  12,300     267,488
        Stanley Electric Co., Ltd....................  26,100     414,661
        TACHI-S Co., Ltd.............................  18,200     357,975
        TS Tech Co., Ltd.............................  26,600     521,588
                                                              -----------
                                                                2,043,373
                                                              -----------
      BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 1.0%
        JS Group Corp................................  13,100     274,282
                                                              -----------
      CHEMICALS-DIVERSIFIED -- 5.5%
        Asahi Kasei Corp.............................  42,000     259,297
        Kuraray Co., Ltd.............................   9,200     130,158
        Mitsubishi Gas Chemical Co., Inc.............  79,000     527,812
        Nitto Denko Corp.............................   6,300     253,842
        Shin-Etsu Chemical Co., Ltd..................   4,600     265,652
                                                              -----------
                                                                1,436,761
                                                              -----------
      CHEMICALS-SPECIALTY -- 1.0%
        Lintec Corp..................................  13,100     265,577
                                                              -----------
      COAL -- 0.0%
        White Energy Co., Ltd.+......................     446         180
                                                              -----------
      COMMERCIAL SERVICES -- 1.1%
        Nichii Gakkan Co.............................  21,800     291,825
                                                              -----------
      COSMETICS & TOILETRIES -- 3.0%
        Pigeon Corp..................................   3,700     137,906
        Pola Orbis Holdings, Inc.....................  21,900     653,534
                                                              -----------
                                                                  791,440
                                                              -----------
      DIVERSIFIED BANKING INSTITUTIONS -- 4.7%
        Mitsubishi UFJ Financial Group, Inc.......... 248,800   1,238,439
                                                              -----------
      DIVERSIFIED MINERALS -- 1.4%
        Sumitomo Metal Mining Co., Ltd...............  26,000     365,326
                                                              -----------
      E-COMMERCE/SERVICES -- 3.8%
        Dena Co., Ltd................................  14,700     407,238
        Rakuten, Inc.................................     561     587,637
                                                              -----------
                                                                  994,875
                                                              -----------
      ELECTRIC PRODUCTS-MISC. -- 3.3%
        Brother Industries, Ltd......................  34,200     463,603
        Mitsubishi Electric Corp.....................  45,000     397,970
                                                              -----------
                                                                  861,573
                                                              -----------
      ELECTRIC-INTEGRATED -- 0.5%
        Tokyo Electric Power Co., Inc.+..............  47,000     118,110
                                                              -----------
      ELECTRONIC COMPONENTS-MISC. -- 1.0%
        Kyocera Corp.................................   2,800     256,421
                                                              -----------

                                                                VALUE
                    SECURITY DESCRIPTION               SHARES  (NOTE 2)
       ------------------------------------------------------------------
       ENTERTAINMENT SOFTWARE -- 3.6%
         Konami Corp.................................. 23,100 $   654,737
         Square Enix Holdings Co., Ltd................ 13,400     281,373
                                                              -----------
                                                                  936,110
                                                              -----------
       FINANCE-CONSUMER LOANS -- 1.5%
         ACOM Co., Ltd.+.............................. 17,540     391,826
                                                              -----------
       HUMAN RESOURCES -- 1.0%
         Meitec Corp.................................. 12,800     258,103
                                                              -----------
       IMPORT/EXPORT -- 7.5%
         ITOCHU Corp.................................. 37,400     408,025
         Mitsubishi Corp.............................. 17,600     408,264
         Mitsui & Co., Ltd............................ 38,100     624,643
         Sumitomo Corp................................ 35,900     518,743
                                                              -----------
                                                                1,959,675
                                                              -----------
       INSURANCE-LIFE/HEALTH -- 2.0%
         Sony Financial Holdings, Inc................. 29,100     516,818
                                                              -----------
       INSURANCE-PROPERTY/CASUALTY -- 2.1%
         Tokio Marine Holdings, Inc................... 19,900     546,006
                                                              -----------
       INTERNET CONTENT-INFORMATION/NEWS -- 1.0%
         Kakaku.com, Inc.............................. 10,100     264,550
                                                              -----------
       INTERNET FINANCIAL SERVICES -- 1.5%
         Matsui Securities Co., Ltd................... 60,000     386,372
                                                              -----------
       LEISURE PRODUCTS -- 3.2%
         Sega Sammy Holdings, Inc..................... 39,500     827,510
                                                              -----------
       MACHINERY-ELECTRICAL -- 2.0%
         SMC Corp.....................................  3,300     524,683
                                                              -----------
       MACHINERY-GENERAL INDUSTRIAL -- 1.9%
         Amada Co., Ltd............................... 75,000     505,618
                                                              -----------
       MISCELLANEOUS MANUFACTURING -- 0.0%
         Peace Mark Holdings, Ltd.+(1)(2).............  8,000           0
                                                              -----------
       OFFICE AUTOMATION & EQUIPMENT -- 2.0%
         Canon, Inc................................... 11,000     519,633
                                                              -----------
       OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.8%
         Inpex Corp...................................    107     722,641
                                                              -----------
       OIL REFINING & MARKETING -- 1.7%
         JX Holdings, Inc............................. 72,900     451,827
                                                              -----------
       PHOTO EQUIPMENT & SUPPLIES -- 2.4%
         FUJIFILM Holdings Corp....................... 27,100     635,509
                                                              -----------
       REAL ESTATE OPERATIONS & DEVELOPMENT -- 2.0%
         Mitsui Fudosan Co., Ltd...................... 27,000     516,383
                                                              -----------
       RECREATIONAL VEHICLES -- 0.9%
         Yamaha Motor Co., Ltd........................ 18,500     247,874
                                                              -----------
       RETAIL-APPAREL/SHOE -- 0.3%
         Nishimatsuya Chain Co., Ltd.................. 10,400      84,813
                                                              -----------
       RETAIL-CONSUMER ELECTRONICS -- 2.6%
         K's Holdings Corp. Senior Notes.............. 21,000     676,912
                                                              -----------
       RETAIL-CONVENIENCE STORE -- 0.8%
         FamilyMart Co., Ltd..........................  5,100     215,658
                                                              -----------

        SUNAMERICA JAPAN FUND@
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2012 -- (UNAUDITED) (CONTINUED)



                                                         VALUE
                    SECURITY DESCRIPTION        SHARES  (NOTE 2)
              ----------------------------------------------------
              COMMON STOCK (CONTINUED)
              RETAIL-DISCOUNT -- 1.1%
                Don Quijote Co., Ltd...........  7,900 $   286,813
                                                       -----------
              RETAIL-MISC./DIVERSIFIED -- 1.0%
                Ryohin Keikaku Co., Ltd........  5,100     263,719
                                                       -----------
              RUBBER-TIRES -- 1.6%
                Bridgestone Corp............... 17,500     424,127
                                                       -----------
              SCHOOLS -- 2.0%
                Benesse Holdings, Inc.......... 10,700     533,255
                                                       -----------
              STEEL-PRODUCERS -- 1.5%
                Yamato Kogyo Co., Ltd.......... 13,600     396,810
                                                       -----------
              TELEPHONE-INTEGRATED -- 1.5%
                Softbank Corp.................. 12,900     381,374
                                                       -----------
              TELEVISION -- 2.4%
                Fuji Media Holdings, Inc.......    371     637,831
                                                       -----------
              TRANSPORT-RAIL -- 1.0%
                East Japan Railway Co..........  4,100     258,077
                                                       -----------
              TRANSPORT-TRUCK -- 1.5%
                Sankyu, Inc.................... 33,000     129,177
                Seino Holdings Corp............ 37,000     267,319
                                                       -----------
                                                           396,496
                                                       -----------

                                                       VALUE
                   SECURITY DESCRIPTION       SHARES  (NOTE 2)
               -------------------------------------------------
               TRAVEL SERVICES -- 1.1%
                 HIS Co., Ltd................ 9,200  $   280,657
                                                     -----------
               WEB PORTALS/ISP -- 1.2%
                 So-net Entertainment Corp...    33      121,004
                 Yahoo Japan Corp............   612      198,011
                                                     -----------
                                                         319,015
                                                     -----------
               TOTAL INVESTMENTS --
                  (cost $24,990,129)(3)......  98.0%  25,669,453
               Other assets less liabilities.   2.0      532,553
                                              -----  -----------
               NET ASSETS --                  100.0% $26,202,006
                                              =====  ===========

--------
@  See Note 1
+  Non-income producing security
(1)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)Illiquid security. At March 31, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)See Note 6 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2012 (See Note 2):

                                           LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                               QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
-                                          --------------------- ----------------- ---------------------- -----------
ASSETS:
Long-Term Investment Securities:
  Common Stock:
   Auto/Truck Parts & Equipment-Original..      $ 2,043,373          $      --           $      --        $ 2,043,373
   Chemicals-Diversified..................        1,436,761                 --                  --          1,436,761
   Import/Export..........................        1,959,675                 --                  --          1,959,675
   Other Industries*......................       20,229,644                 --                   0         20,229,644
                                                -----------          ---------           ---------        -----------
TOTAL.....................................      $25,669,453          $      --           $       0        $25,669,453
                                                ===========          =========           =========        ===========

--------
* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                   COMMON STOCK
                -                                  ------------
                Balance as of 09/30/2011..........  $       0
                Accrued discounts.................         --
                Accrued premiums..................         --
                Realized gain.....................         --
                Realized loss.....................         --
                Change in unrealized appreciation.         --
                Change in unrealized depreciation.         --
                Net purchases.....................         --
                Net sales.........................         (0)
                Transfers into Level 3............         --
                Transfers out of Level 3..........         --
                                                    ---------
                Balance as of 03/31/2012..........  $       0
                                                    =========

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2012 -- (UNAUDITED)

NOTE 1. ORGANIZATION

   SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company and was organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of three different funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct objective and/or strategy. Each Fund is advised and/or managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"). An investor may invest in one or more of the following Funds: SunAmerica International Equity Fund ("International Equity Fund"), SunAmerica Value Fund ("Value Fund"), and SunAmerica Japan Fund ("Japan Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes.

   Effective January 27, 2012, the name of the International Small-Cap Fund was changed to the Japan Fund and certain changes were made to the principal investment strategies and techniques of the Fund which are reflected below.

   The investment objective and principal investment techniques for each of the Funds are as follows:

   INTERNATIONAL EQUITY FUND seeks capital appreciation by active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in a number of different countries other than the U.S. and selected without regard to market capitalization. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in equity securities.+

   VALUE FUND seeks long-term growth of capital by active trading of equity securities selected on the basis of a value criteria, issued by companies of any market capitalization, that offer the potential for long-term growth of capital.

   JAPAN FUND seeks long-term capital appreciation by active trading of securities of Japanese issuers and other investments that are tied economically to Japan ("Japanese companies"). Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in Japanese companies.

   Each Fund is organized as a "diversified" fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the International Equity Fund and Japan Fund, a redemption fee of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety (90) calendar days prior to the date of such redemption. An exchange fee of 2% will be assessed on the amount of any exchange of Class A shares of the International Equity Fund and Japan Fund that were purchased within ninety
   (90) calendar days prior to the date of such exchange.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares approximately eight years after purchase of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

--------
+On March 7, 2012, the Board of Trustees of the Trust (the "Board") approved a change in the International Equity Fund's name to the "SunAmerica International Dividend Strategy Fund," along with certain changes to the Fund's investment goal, principal investment strategy and principal investment techniques. These changes are expected to become effective on or about the end of June 2012 (the "Effective Date"). SunAmerica is anticipated to assume day-to-day portfolio management responsibility for the Fund, replacing Pinebridge Investments LLC, as of the Effective Date. Once these changes become effective, an updated prospectus will be mailed to shareholders of the Fund.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2012 -- (UNAUDITED)
        (CONTINUED)


   Class I and Class Z shares are offered at net asset value per share. These classes are offered exclusively to certain institutions and to participants in certain employee benefit plans and other programs. Class I shares are closed to new purchases, however, existing investors may continue to purchase shares through reinvestments of dividends and capital gains distributions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. Class I shares and Class Z shares have not adopted 12b-1 plans and make no payments thereunder, however, Class I shares pay a service fee to the Funds' distributor for providing administrative and shareholder services.

   INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   SECURITY VALUATION: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2012 -- (UNAUDITED)
        (CONTINUED)

   spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   The various inputs that may be used to determine value of the Funds' investments are summarized into three broad levels listed below:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The summary of the inputs used to value the Funds' net assets as of March 31, 2012 are reported on a schedule following the Portfolio of Investments.

   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of March 31, 2012, the following Fund held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

            PERCENTAGE PRINCIPAL
FUND         INTEREST   AMOUNT
----        ---------- ----------
Value Fund.    1.84%   $5,754,000

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2012 -- (UNAUDITED)
        (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank and Trust Co., dated March 30, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $313,004,000 a repurchase price of $313,004,261, and a maturity date of April 2, 2012. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL      MARKET
TYPE OF COLLATERAL     RATE      DATE      AMOUNT        VALUE
------------------   -------- ---------- ------------ ------------
U.S. Treasury Notes.   1.50%  06/30/2016 $  1,800,000 $  1,856,250
U.S. Treasury Notes.   2.63   04/30/2018  263,590,000  286,888,457
U.S. Treasury Notes.   2.63   08/15/2020   28,735,000   30,523,351

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based upon their relative net asset value or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income and capital gain distributions, if any, are paid annually.

   The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized capital gain on investments to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2008.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2012 -- (UNAUDITED)
        (CONTINUED)

   the changes in the market prices of portfolio securities sold during the period. Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

   NEW ACCOUNTING PRONOUNCEMENT

   In April 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-03, "Reconsideration of Effective Control for Repurchase Agreements." ASU 2011-03 changes the assessment of effective control for repurchase agreements including dollar roll transactions. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

   In May 2011, the FASB issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                           MANAGEMENT
FUND                          FEES
----                       ----------
International Equity Fund.    1.00%
Value Fund................    0.75
Japan Fund................    1.15

   For the six months ended March 31, 2012, SunAmerica earned fees in the amounts stated in the Statement of Operations.

   The International Equity Fund is subadvised by PineBridge Investments, LLC ("PineBridge") pursuant to a subadvisory agreement with SunAmerica. PineBridge receives an annual fee of 0.47% of average daily net assets for the International Equity Fund, which is paid by SunAmerica.

   The Japan Fund is subadvised by Wellington Management Company, LLP ("Wellington Management") pursuant to a subadvisory agreement with SunAmerica. Wellington Management receives an annual fee of 0.45% of average daily net assets of the Japan Fund, which is paid by SunAmerica. Pinebridge served as subadviser to the Japan Fund through January 26, 2012. In addition, Wellington Management has agreed to voluntarily waive 50% or 0.225% of the subadvisory fee payable to it by SunAmerica. The voluntary fee waiver may be discontinued at any time by Wellington Management.

   SunAmerica has contractually agreed to waive fees or reimburse expenses to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Class's average daily net assets. For the purposes of waived fee and/or

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2012 -- (UNAUDITED)
        (CONTINUED)

   reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principals, or acquired fund fees and expenses. The contractual fee waivers and expense reimbursements will continue in effect indefinitely unless terminated by the Trustees, including a majority of the Disinterested Trustees.

FUND                               PERCENTAGE
----                               ----------
International Equity Fund Class A.    1.90%
International Equity Fund Class B.    2.55
International Equity Fund Class C.    2.55
International Equity Fund Class I.    1.80
Value Fund Class A................    1.63
Value Fund Class B................    2.28
Value Fund Class C................    2.28
Value Fund Class Z................    1.06
Japan Fund Class A................    1.90
Japan Fund Class B................    2.55
Japan Fund Class C................    2.55

   Any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within the following two years of making such waivers or reimbursements, provided that the Funds are able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

   For the six months ended March 31, 2012, pursuant to the contractual expense limitations referred to above, SunAmerica has waived or reimbursed expenses as follows:

                                     OTHER
                                    EXPENSES
FUND                               REIMBURSED
----                               ----------
International Equity Fund.........  $10,925
Japan Fund........................   78,896

FUND                                 AMOUNT
----                               ----------
International Equity Fund Class A.  $21,992
International Equity Fund Class B.    9,571
International Equity Fund Class C.    9,724
International Equity Fund Class I.       89
Value Fund Class B................    6,092
Value Fund Class C................      947
Japan Fund Class A................    8,485
Japan Fund Class B................    6,649
Japan Fund Class C................    6,671

   For the six months ended March 31, 2012, the amounts recouped by SunAmerica are as follows:

                                    OTHER
                                   EXPENSES
FUND                               RECOUPED
----                               --------
International Equity Fund.........  $  738

FUND                                AMOUNT
----                               --------
International Equity Fund Class A.  $7,324
International Equity Fund Class C.   1,328
International Equity Fund Class I.     270
Value Fund Class B................     385
Value Fund Class C................     947

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2012 -- (UNAUDITED)
        (CONTINUED)

   At March 31, 2012, expenses previously waived and/or reimbursed by SunAmerica during the prior two years that remain subject to recoupment are as follows:

                                    OTHER
                                   EXPENSES
FUND                               RECOUPED
----                               --------
International Equity Fund......... $ 10,187
Japan Fund........................  189,418

FUND                                AMOUNT
----                               --------
International Equity Fund Class A. $ 14,668
International Equity Fund Class B.   27,675
International Equity Fund Class C.   14,751
International Equity Fund Class I.      771
Value Fund Class B................    8,145
Japan Fund Class A................   75,957
Japan Fund Class B................   32,180
Japan Fund Class C................   32,332

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class I and Class Z shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan" and "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of the average daily net assets of the Fund's
   Class A, Class B and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A, Class B and Class C shares of each Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the six months ended March 31, 2012, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, SACS is paid a fee of 0.25% of average daily net assets of Class I shares in connection with providing administrative and shareholder services to Class I shareholders. For the six months ended March 31, 2012, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds that for the six months ended March 31, 2012, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                 CLASS A                          CLASS B       CLASS C
-                          --------------------------------------------------- ------------- -------------
                                                                                CONTINGENT    CONTINGENT
                            SALES    AFFILIATED   NON-AFFILIATED   DEFERRED      DEFERRED      DEFERRED
FUND                       CHARGES BROKER-DEALERS BROKER-DEALERS SALES CHARGES SALES CHARGES SALES CHARGES
----                       ------- -------------- -------------- ------------- ------------- -------------
International Equity Fund. $14,420     $3,780         $8,568          $--         $4,651         $263
Value Fund................  15,286      3,877          9,266           --          5,795          437
Japan Fund................   2,850      1,711            739           --            381           15

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2012 -- (UNAUDITED)
        (CONTINUED)


   The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent, State Street Bank and Trust Company, in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds (except for Class Z shares of the Funds) pay a fee to SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets. No portion of this fee is paid or reimbursed by the Class Z shares, however, Class Z shares pay all direct transfer agency fees and out-of-pocket expenses relating to Class Z shares. For the six months ended
   March 31, 2012, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                                       PAYABLE AT
                                         EXPENSE                     MARCH 31, 2012
-                            ------------------------------- -------------------------------
FUND                         CLASS A CLASS B CLASS C CLASS I CLASS A CLASS B CLASS C CLASS I
----                         ------- ------- ------- ------- ------- ------- ------- -------
International Equity Fund .. $58,374 $5,610  $14,558 $1,662  $ 9,981 $  944  $2,468   $275
Value Fund..................  99,414  7,521   17,570     --   19,847  1,219   3,058     --
Japan Fund..................  29,577    344      902     --    4,757     55     118     --

   At March 31, 2012, the following affiliates owned a percentage of the following funds: Focused Multi-Asset Strategy Portfolio owned 31.7% of the SunAmerica International Equity Fund; Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio owned 29.5% and 7.7%, respectively, of SunAmerica Value Fund; and Focused Multi-Asset Strategy Portfolio owned 89.4% of SunAmerica Japan Fund.

   As of the date of this report, the United States Department of the Treasury ("Department of the Treasury") owned a majority of outstanding shares of common stock of American International Group, Inc. ("AIG"), the ultimate parent of SunAmerica, SACS and SAFS. AIG has stated that it understands that, subject to market conditions, the Department of the Treasury intends to dispose of its ownership interest in AIG over time, and that AIG has granted certain registration rights to the Department of the Treasury to facilitate such sales.

Note 4. Expense Reductions

   Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the six months ended March 31, 2012, the amount of expense reductions received by each Fund used to offset the Fund's non-affiliated expenses were as follows:

            TOTAL EXPENSE
FUND         REDUCTIONS
----        -------------
Value Fund.    $3,253

Note 5. Purchases and Sales of Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended March 31, 2012 were as follows:

                                                  INTERNATIONAL
                                                   EQUITY FUND   VALUE FUND  JAPAN FUND
-                                                 ------------- ------------ -----------
Purchases (excluding U.S. government securities).  $74,759,735  $121,062,448 $37,818,144
Sales (excluding U.S. government securities).....   80,579,249   129,556,987  45,461,384
Purchases of U.S. government securities..........           --            --          --
Sales of U.S. government securities..............           --            --          --

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2012 -- (UNAUDITED)
        (CONTINUED)


Note 6. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, investments in passive foreign investment companies, post October losses and derivative transactions.

                                             FOR THE YEAR ENDED SEPTEMBER 30, 2011
                           --------------------------------------------------------------------------
                                   DISTRIBUTABLE EARNINGS                  TAX DISTRIBUTIONS
                           --------------------------------------  ----------------------------------
                                      LONG-TERM      UNREALIZED
                           ORDINARY GAINS/CAPITAL   APPRECIATION    ORDINARY    LONG-TERM   RETURN OF
                            INCOME  LOSS CARRYOVER (DEPRECIATION)*   INCOME   CAPITAL GAINS  CAPITAL
                           -------- -------------- --------------- ---------- ------------- ---------
International Equity Fund. $155,135  $(92,753,419)  $(13,046,176)  $   10,320      $--         $--
Value Fund................  812,654   (79,310,708)   (21,367,902)     817,635       --          --
Japan Fund................   47,867     4,711,386     (1,995,369)   1,328,122       --          --

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows at March 31, 2012:

                                            INTERNATIONAL
                                             EQUITY FUND   VALUE FUND    JAPAN FUND
                                            ------------- ------------  -----------
Cost (tax basis)...........................  $71,385,791  $123,111,064  $25,283,571
                                             ===========  ============  ===========
Appreciation...............................    4,476,479    10,953,958    1,091,493
Depreciation...............................   (4,490,215)   (6,978,362)    (705,611)
                                             -----------  ------------  -----------
Net unrealized appreciation (depreciation).  $   (13,736) $  3,975,596  $   385,882
                                             ===========  ============  ===========

   For federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of September 30, 2011, which are available to offset future capital gains, if any:

                                                CAPITAL LOSS CARRYFORWARD+
                            -------------------------------------------------------------------
FUND                        2012 2013 2014    2015        2016        2017        2018     2019
----                        ---- ---- ---- ----------- ----------- ----------- ----------- ----
International Equity Fund*. $--  $--  $--  $31,583,013 $25,210,425 $16,578,456 $19,381,525 $--
Value Fund*................  --   --   --           --  21,653,185  36,272,125  21,385,398  --
Japan Fund.................  --   --   --           --          --          --          --  --

--------
* The capital loss carryforwards include realized capital losses from the acquisition of other funds. Certain losses may be subject to annual limitations imposed by the Internal Revenue Code. Therefore, it is possible that not all of the capital losses will be available for use. As of September 30, 2011, based on current tax law, the International Equity Fund and the Value Fund have $0 and $19,837,903, respectively, of capital losses that will not be available for use.
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2012 -- (UNAUDITED)
        (CONTINUED)


Note 7. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                                                               INTERNATIONAL EQUITY FUND
                             ---------------------------------------------------------------------------------------------
                                                 CLASS A                                         CLASS B
                             -----------------------------------------------  --------------------------------------------
                                    FOR THE                                          FOR THE
                                SIX MONTHS ENDED             FOR THE             SIX MONTHS ENDED           FOR THE
                                 MARCH 31, 2012            YEAR ENDED             MARCH 31, 2012           YEAR ENDED
                                  (UNAUDITED)          SEPTEMBER 30, 2011          (UNAUDITED)         SEPTEMBER 30, 2011
                             ---------------------  ------------------------  ---------------------  ---------------------
                              SHARES      AMOUNT      SHARES       AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
                             --------  -----------  ----------  ------------  --------  -----------  --------  -----------
Shares sold(1)(2)...........  249,613  $ 2,782,424   1,998,861  $ 25,245,848    16,038  $   163,606    40,719  $   474,694
Reinvested dividends........   67,851      684,621         743         9,227     3,720       34,630        --           --
Shares redeemed(1)(2)(3)(4). (664,678)  (7,414,703) (5,645,038)  (71,397,455) (111,728)  (1,145,625) (302,366)  (3,511,424)
                             --------  -----------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)..... (347,214) $(3,947,658) (3,645,434) $(46,142,380)  (91,970) $  (947,389) (261,647) $(3,036,730)
                             ========  ===========  ==========  ============  ========  ===========  ========  ===========

                                                               INTERNATIONAL EQUITY FUND
                             ---------------------------------------------------------------------------------------------
                                                 CLASS C                                         CLASS I
                             -----------------------------------------------  --------------------------------------------
                                    FOR THE                                          FOR THE
                                SIX MONTHS ENDED             FOR THE             SIX MONTHS ENDED           FOR THE
                                 MARCH 31, 2012            YEAR ENDED             MARCH 31, 2012           YEAR ENDED
                                  (UNAUDITED)          SEPTEMBER 30, 2011          (UNAUDITED)         SEPTEMBER 30, 2011
                             ---------------------  ------------------------  ---------------------  ---------------------
                              SHARES      AMOUNT      SHARES       AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
                             --------  -----------  ----------  ------------  --------  -----------  --------  -----------
Shares sold.................   21,048  $   213,872      71,165  $    835,085        --  $        --        --  $        --
Reinvested dividends........    8,546       79,474          --            --     1,924       19,571        63          788
Shares redeemed(3)(4)....... (222,503)  (2,252,018)   (479,188)   (5,542,375)  (34,811)    (381,736)  (61,044)    (779,299)
                             --------  -----------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)..... (192,909) $(1,958,672)   (408,023) $ (4,707,290)  (32,887) $  (362,165)  (60,981) $  (778,511)
                             ========  ===========  ==========  ============  ========  ===========  ========  ===========

--------
(1)For the six months ended March 31, 2012, includes automatic conversion of 48,172 shares of Class B shares in the amount of $492,870 to 44,325 shares of Class A shares in the amount of $492,870.
(2)For the year ended September 30, 2011, includes automatic conversion of 117,150 shares of Class B shares in the amount of $1,345,767 to 107,837 shares of Class A shares in the amount of $1,345,767.
(3)For the six months ended March 31, 2012, net of redemption fees of $1,131, $108, $279 and $30 for Class A, Class B, Class C and Class I shares, respectively.
(4)For the year ended September 30, 2011, net of redemption fees of $11,061, $1,151, $2,967, and $356 for Class A, Class B, Class C and Class I shares, respectively.

                                                                      VALUE FUND
                         ---------------------------------------------------------------------------------------------------
                                               CLASS A                                           CLASS B
                         --------------------------------------------------  -----------------------------------------------
                                  FOR THE                                           FOR THE
                             SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED             FOR THE
                              MARCH 31, 2012              YEAR ENDED             MARCH 31, 2012            YEAR ENDED
                                (UNAUDITED)           SEPTEMBER 30, 2011          (UNAUDITED)          SEPTEMBER 30, 2011
                         ------------------------  ------------------------  ---------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT      SHARES       AMOUNT
                         ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Shares sold(1)(2).......  2,036,731  $ 24,905,067   2,553,891  $ 31,023,654    25,926  $   285,201      49,155  $    571,420
Reinvested dividends....     74,850       840,567      45,185       539,510     2,340       24,642          --            --
Shares redeemed(1)(2)... (2,991,036)  (34,768,832) (4,569,055)  (54,596,834) (208,353)  (2,366,625)   (550,104)   (6,176,764)
                         ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Net increase (decrease).   (879,455) $ (9,023,198) (1,969,979) $(23,033,670) (180,087) $(2,056,782)   (500,949) $ (5,605,344)
                         ==========  ============  ==========  ============  ========  ===========  ==========  ============

                                                                      VALUE FUND
                         ---------------------------------------------------------------------------------------------------
                                               CLASS C                                           CLASS Z
                         --------------------------------------------------  -----------------------------------------------
                                  FOR THE                                           FOR THE
                             SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED             FOR THE
                              MARCH 31, 2012              YEAR ENDED             MARCH 31, 2012            YEAR ENDED
                                (UNAUDITED)           SEPTEMBER 30, 2011          (UNAUDITED)          SEPTEMBER 30, 2011
                         ------------------------  ------------------------  ---------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT      SHARES       AMOUNT
                         ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Shares sold.............     13,401  $    149,652      51,311  $    597,065        --  $        --      53,205  $    651,862
Reinvested dividends....      6,436        67,705          --            --       288        3,390      19,779       248,232
Shares redeemed.........   (220,051)   (2,471,768)   (572,566)   (6,479,852)   (4,890)     (62,156) (1,975,845)  (25,354,717)
                         ----------  ------------  ----------  ------------  --------  -----------  ----------  ------------
Net increase (decrease).   (200,214) $ (2,254,411)   (521,255) $ (5,882,787)   (4,602) $   (58,766) (1,902,861) $(24,454,623)
                         ==========  ============  ==========  ============  ========  ===========  ==========  ============

--------
(1)For the six months ended March 31, 2012, includes automatic conversion of 111,382 shares of Class B shares in the amount of $1,270,920 to 104,222 shares of Class A shares in the amount of $1,270,920.
(2)For the year ended September 30, 2011, includes automatic conversion of 241,771 shares of Class B shares in the amount of $2,759,483 to 226,124 shares of Class A shares in the amount of $2,759,483.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2012 -- (UNAUDITED)
        (CONTINUED)


                                                                    JAPAN FUND
                             ----------------------------------------------------------------------------------------
                                                  CLASS A                                      CLASS B
                             -------------------------------------------------  -------------------------------------
                                     FOR THE                                         FOR THE
                                 SIX MONTHS ENDED              FOR THE           SIX MONTHS ENDED        FOR THE
                                  MARCH 31, 2012             YEAR ENDED           MARCH 31, 2012       YEAR ENDED
                                   (UNAUDITED)           SEPTEMBER 30, 2011        (UNAUDITED)     SEPTEMBER 30, 2011
                             -----------------------  ------------------------  -----------------  ------------------
                               SHARES       AMOUNT      SHARES       AMOUNT      SHARES   AMOUNT    SHARES    AMOUNT
                             ----------  -----------  ----------  ------------  -------  --------  -------  ---------
Shares sold(1)(2)...........     19,558  $   134,097   1,117,986  $ 10,650,844    1,625  $ 11,194   15,809  $ 148,420
Reinvested dividends........    724,542    4,513,895      99,495       941,225    9,104    55,170    1,094     10,171
Shares redeemed(1)(2)(3)(4). (1,161,883)  (9,179,995) (3,601,844)  (34,521,715) (12,805)  (87,281) (17,344)  (161,875)
                             ----------  -----------  ----------  ------------  -------  --------  -------  ---------
Net increase (decrease).....   (417,783) $(4,532,003) (2,384,363) $(22,929,646)  (2,076) $(20,917)    (441) $  (3,284)
                             ==========  ===========  ==========  ============  =======  ========  =======  =========

                                                 JAPAN FUND
                             -------------------------------------------------
                                                  CLASS C
                             -------------------------------------------------
                                     FOR THE
                                 SIX MONTHS ENDED              FOR THE
                                  MARCH 31, 2012             YEAR ENDED
                                   (UNAUDITED)           SEPTEMBER 30, 2011
                             -----------------------  ------------------------
                               SHARES       AMOUNT      SHARES       AMOUNT
                             ----------  -----------  ----------  ------------
Shares sold.................      8,900  $    62,474      78,018  $    728,678
Reinvested dividends........     24,675      149,530       2,763        25,672
Shares redeemed(3)(4).......    (61,244)    (409,399)    (40,612)     (351,756)
                             ----------  -----------  ----------  ------------
Net increase (decrease).....    (27,669) $  (197,395)     40,169  $    402,594
                             ==========  ===========  ==========  ============

--------
(1)For the six months ended March 31, 2012, includes automatic conversion of 1,667 shares of Class B shares in the amount of $11,677 to 1,624 shares of Class A shares in the amount of $11,677.
(2)For the year ended September 30, 2011, includes automatic conversion of 2,879 shares of Class B shares in the amount of $26,999 to 2,821 shares of Class A shares in the amount of $26,999.
(3)For the six months ended March 31, 2012, net of redemption fees of $133, $2, and $5 for Class A, Class B, and Class C shares, respectively.
(4)For the year ended September 30, 2011, net of redemption fees of $964, $10, and $31 for Class A, Class B, and Class C shares, respectively.

Note 8. Line of Credit

   The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended March 31, 2012, the following Funds had borrowings:

                                                              WEIGHTED
                              DAYS     INTEREST    AVERAGE    AVERAGE
FUND                       OUTSTANDING CHARGES  DEBT UTILIZED INTEREST
----                       ----------- -------- ------------- --------
International Equity Fund.      1       $    5   $   139,243    1.40%
Value Fund................      2        1,474    19,061,793    1.39
Japan Fund................     25          112       115,012    1.40

   At March 31, 2012, there were no borrowings outstanding.

Note 9. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended March 31, 2012, none of the Funds participated in this program.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2012 -- (UNAUDITED)
        (CONTINUED)


Note 10. Trustees' Retirement Plan

   The Board has adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Disinterested Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                            RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
FUND                           LIABILITY        EXPENSE        PAYMENTS
----                        --------------- --------------- ---------------
                                         AS OF MARCH 31, 2012
-                           -----------------------------------------------
International Equity Fund..     $2,575           $ 96            $462
Value Fund.................      4,634            129             849

Note 11. Investment Concentration

   Some of the Funds may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primary risks of the International Equity Fund and the Japan Fund. At March 31, 2012, the International Equity Fund and the Japan Fund had 16.5% and 98.0% of its net assets invested in equity securities domiciled in Japan.

        SUNAMERICA EQUITY FUNDS
        APPROVAL OF SUBADVISORY AGREEMENT -- MARCH 31, 2012 -- (UNAUDITED)

APPROVAL OF A SUBADVISORY AGREEMENT

At an in-person meeting held on December 6, 2011 (the "Meeting"), the Board, including the Disinterested Trustees, approved the Subadvisory Agreement between SunAmerica and Wellington Management (the "Subadvisory Agreement") with respect to the Japan Fund. As a result, effective January 27, 2012, Wellington Management assumed portfolio management responsibilities for the Fund.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and Wellington Management provided, materials relating to the Board's consideration of whether to approve the Subadvisory Agreement. These materials included (a) a summary of the services to be provided to the Japan Fund by Wellington Management; (b) the key personnel of Wellington Management that will be involved in the investment management, administration, compliance and risk management activities with respect to the Japan Fund, as well as current and projected staffing levels and compensation practices; (c) Wellington Management's general compliance policies and procedures, (d) Wellington Management's brokerage and soft dollar practices, (e) information independently compiled and prepared by Lipper, Inc. ("Lipper") on the subadvisory fees to be paid by SunAmerica to Wellington Management as compared with a peer group of funds; and (f) a comparison of fees received for other mutual funds and accounts with similar investment objectives and strategies for which Wellington Management serves as adviser or subadviser, as applicable.

The Board also took into account presentations made at the Meeting by members of management as well as presentations made by representatives of Wellington Management who responded to questions posed by the Board and management. The Board also took into account a presentation provided by management at a previous meeting held on October 27, 2011. The Disinterested Trustees were separately represented by independent counsel in connection with their consideration of the approval of the Subadvisory Agreement.

In determining whether to approve the Subadvisory Agreement, the Board, including the Disinterested Trustees, also considered the following information:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY SUNAMERICA AND WELLINGTON

The Board, including the Disinterested Trustees, considered the nature, extent and quality of services to be provided by Wellington Management with respect to the Japan Fund, including investment management services such as investment research, advice and supervision, and determining which securities will be purchased or sold by the Japan Fund, subject to the oversight and review of SunAmerica. In addition, the Board reviewed Wellington Management's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board also reviewed the personnel that would be responsible for providing portfolio management services to the Japan Fund and also considered that Wellington Management currently serves as subadviser with respect to certain other funds within the SunAmerica fund complex. The Board concluded, based on the materials provided and Wellington Management's prior experience as a subadviser to certain other Funds, that: (i) Wellington Management would be able to retain high quality portfolio managers and other investment personnel; (ii) Wellington Management would exhibit a high level of diligence and attention to detail in carrying out its responsibilities as a subadviser; and (iii) Wellington Management would be responsive to requests of the Board and of SunAmerica. The Board also considered that Wellington Management has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Japan Fund. The Board further considered Wellington Management's code of ethics, compliance and regulatory history. The Board also took into account Wellington Management's risk management process. The Board also noted that the Wellington Management has not experienced any material regulatory or compliance problems nor have they been involved in any material litigation or administrative proceedings that would potentially impact them from effectively serving as a subadviser to the Japan Fund.

The Board concluded that the nature and extent of services to be provided by Wellington Management under the Subadvisory Agreement were reasonable and appropriate in relation to the proposed subadvisory fees and that the quality of services was reasonably expected to be high.

INVESTMENT PERFORMANCE

The Board, including the Disinterested Trustees, received information prepared by Wellington Management regarding its investment performance. The information provided to the Board included composite performance of certain institutional accounts managed by Wellington Management with investment policies and/or strategies similar to the Japan Fund (the "Composite") and the Board noted

        SUNAMERICA EQUITY FUNDS
        APPROVAL OF SUBADVISORY AGREEMENT -- MARCH 31, 2012 -- (UNAUDITED) (CONTINUED)

that the Composite had outperformed its benchmark index over all applicable periods since inception as of September 30, 2011. The Board also noted that none of the accounts included within this Composite were mutual funds, as Wellington Management did not manage any mutual funds with investment policies and/or strategies similar to the Japan Fund. The Board also acknowledged that past performance is no guarantee of future results.

CONSIDERATION OF THE SUBADVISORY FEE AND COST OF THE SERVICES AND PROFITS TO BE REALIZED BY WELLINGTON AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE JAPAN FUND

The Board, including the Disinterested Trustees, also received and reviewed information regarding the fees to be paid by SunAmerica to Wellington Management pursuant to the Subadvisory Agreement. The Board noted that the subadvisory fee to be paid by SunAmerica to Wellington Management pursuant to the Subadvisory Agreement would be less than the subadvisory fee currently paid to PineBridge pursuant to the subadvisory agreement between SunAmerica and PineBridge with respect to the Japan Fund. The Board also noted that Wellington Management had agreed to voluntarily waive 50% of the subadvisory fee payable to it by SunAmerica in light of the Japan Fund's current asset size and SunAmerica's substantial fee waivers and/or expense reimbursements with respect to the Japan Fund. Accordingly, the Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained.

To assist in analyzing the reasonableness of the subadvisory fees under the Subadvisory Agreement, the Board received a report independently prepared by Lipper with respect to the Japan Fund. The report showed comparative fee information of a representative group of funds as determined by Lipper (the "Peer Group"), and the Board considered that the proposed subadvisory fee to be paid to Wellington Management was below the median of this Peer Group. The Board acknowledged, however, that there was only one other fund in Lipper's Japan classification with disclosed subadvisory fees and, therefore, Lipper included funds within certain other investment classifications (i.e., China region, Pacific ex-Japan) so that there was a reasonably sized Peer Group. Nevertheless, the Board noted that the Peer Group information as a whole was useful in assessing whether Wellington Management would provide services to the Japan Fund at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

The Board also considered information provided by Wellington Management relating to fees charged to other accounts with similar investment strategies to the Japan Fund that are managed by Wellington Management and observed that the proposed subadvisory fee to be paid to Wellington Management with respect to the Japan Fund was lower than the fees applicable to these other accounts. The Board noted that Wellington Management did not currently manage any comparable mutual funds and that the fee comparison provided by Wellington Management related to the standard fee schedule applicable to similarly managed institutional accounts. The Board also observed that these similarly managed institutional accounts were managed by Wellington Management in its capacity as investment adviser and not as a subadviser.

The Board noted that it did not receive information regarding the profitability of Wellington Management because the Subadvisory Agreement was a new agreement that was not yet in effect.

The Board also reviewed financial statements and/or other reports from Wellington Management and considered whether Wellington Management had the financial resources necessary to attract and retain high quality investment management personnel and to provide high quality services to the Japan Fund. The Board concluded that Wellington Management had the financial resources necessary to perform its obligations under the Subadvisory Agreement and would provide the Japan Fund with high quality services. The Board also concluded that the subadvisory fees were reasonable in light of the factors discussed above.

ECONOMIES OF SCALE

The Board did not review specific information regarding whether there would be economies of scale with respect to Wellington Management's management of the Fund because it regards that information as less relevant at the subadviser level. Rather, the Board noted that it considered information regarding economies of scale in the context of the renewal of the Investment Advisory and Management Agreements between the Trust and SunAmerica with respect to the Japan Fund.

        SUNAMERICA EQUITY FUNDS
        APPROVAL OF SUBADVISORY AGREEMENT -- MARCH 31, 2012 -- (UNAUDITED) (CONTINUED)


OTHER FACTORS

In consideration of the Subadvisory Agreement, the Board also received information regarding Wellington's brokerage and soft dollar practices. The Board considered that SunAmerica and Wellington Management would be responsible for decisions to buy and sell securities for the Japan Fund, selection of broker-dealers and negotiation of commission rates.

CONCLUSION

After a full and complete discussion, the Board approved the Subadvisory Agreement for an initial term ending June 30, 2013. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Subadvisory Agreement were fair and reasonable and in the best interests of the Japan Fund and the Japan Fund's shareholders. In arriving at a decision to approve the Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. Each Trustee may have contributed different weight to the various factors.

[LOGO]

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

TRUSTEES                   SHAREHOLDER SERVICING      This report is submitted
 Richard W. Grant          AGENT                      solely for the general
 Peter A. Harbeck           SunAmerica Fund           information of
 Dr. Judith L. Craven         Services, Inc.          shareholders of the
 William F. Devin           Harborside Financial      Funds. Distribution of
 Stephen J. Gutman            Center                  this report to persons
 William J. Shea            3200 Plaza 5              other than shareholders
                            Jersey City, NJ           of the Funds is
OFFICERS                      07311-4992              authorized only in
 John T. Genoy, President                             con-nection with a
   and Chief Executive     CUSTODIAN AND TRANSFER     currently effective
   Officer                 AGENT                      pro-spectus, setting
 Donna M. Handel,           State Street Bank and     forth details of the
   Treasurer                  Trust Company           Funds, which must precede
 Timothy P. Pettee, Vice    P.O. Box 5607             or accom-pany this report.
   President                Boston, MA 02110
 James Nichols, Vice                                  DELIVERY OF SHAREHOLDER
   President               VOTING PROXIES ON TRUST    DOCUMENTS
 Katherine Stoner, Vice    PORTFOLIO SECURITIES       The Funds have adopted a
   President and Chief     A description of the       policy that allows them
   Compliance Officer      policies and procedures    to send only one copy of
 Gregory N. Bressler,      that the Trust uses to     a Fund's prospectus,
   Chief Legal Officer     determine how to vote      proxy material, annual
   and Secretary           proxies relating to        report and semi-annual
 Gregory R. Kingston,      securities held in a       report (the "shareholder
   Vice President and      Fund's portfolio which is  documents") to
   Assistant Treasurer     available in the Trust's   shareholders with
 Kathleen Fuentes,         Statement of Additional    multiple accounts
   Assistant Secretary     Information, may be        residing at the same
 John E. McLean,           obtained without charge    "household." This
   Assistant Secretary     upon request, by calling   practice is called
 Nori L. Gabert, Vice      (800) 858-8850. This       householding and reduces
   President and           in-formation is also       Fund expenses, which
   Assistant Secretary     available from the EDGAR   benefits you and other
 Matthew Hackethal,        database on the U.S.       shareholders. Unless the
   Anti-Money Laundering   Securities and Ex-change   Funds receive
   Compliance Officer      Commission's website at    instructions to the
 John E. Smith Jr.,        http://www.sec.gov.        con-trary, you will only
   Assistant Treasurer                                receive one copy of the
                           PROXY VOTING RECORD ON     shareholder documents.
INVESTMENT ADVISER         SUNAMERICA EQUITY FUNDS    The Funds will continue
 SunAmerica Asset          Information regarding how  to household the
   Management Corp.        SunAmerica Equity Funds    share-holder documents
 Harborside Financial      voted proxies relating to  indefinitely, until we
   Center                  securities held in         are instructed otherwise.
 3200 Plaza 5              SunAmerica Equity Funds    If you do not wish to
 Jersey City, NJ           during the most recent     participate in
   07311-4992              twelve month period ended  householding, please
                           June 30 is available,      contact Shareholder
DISTRIBUTOR                once filed with the U.S.   Services at (800)
 SunAmerica Capital        Securities and Exchange    858-8850 ext. 6010 or
   Services, Inc.          Commission, without        send a written request
 Harborside Financial      charge, upon request, by   with your name, the name
   Center                  calling (800) 858-8850 or  of your fund(s) and your
 3200 Plaza 5              on the U.S. Securities     account number(s) to
 Jersey City, NJ           and Exchange Commission's  SunAmerica Mutual Funds
   07311-4992              website at                 c/o BFDS, P.O. Box
                           http://www.sec.gov.        219186, Kansas City MO,
                                                      64121-9186. We will
                           DISCLOSURE OF QUARTERLY    resume individual
                           PORTFOLIO HOLDINGS         mailings for your account
                           The Trust is required to   within thirty (30) days
                           file its complete          of receipt of your
                           schedule of portfolio      request.
                           holdings with the U.S.
                           Securities and Exchange    The accompanying report
                           Commission for its first   has not been audited by
                           and third fiscal quarters  independent accountants
                           on Form N-Q. The Trust's   and accordingly no
                           Forms N-Q are available    opinion has been
                           on the U.S. Securities     expressed thereon.
                           and Exchange Commission's
                           website at
                           http://www.sec.gov. You
                           can also review and
                           obtain copies of the
                           Forms N-Q at the U.S.
                           Securities and Exchange
                           Com-mission's Public
                           Reference Room in
                           Wash-ington, DC
                           (information on the
                           operation of Public
                           Reference Room may be
                           obtained by calling
                           1-800-SEC-0330).

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO WWW.SAFUNDS.COM

                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.

FUNDS DISTRIBUTED BY SUNAMERICA CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

EQSAN - 3/12

[LOGO]

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 299.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270. 30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 7, 2012

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: June 7, 2012